As filed with the Securities and Exchange Commission on September 13, 2007

                                                     Registration No. 333-145117
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     |X|  PRE-EFFECTIVE AMENDMENT NO. 2

                     |_|  POST-EFFECTIVE AMENDMENT NO. __

                                DAILY INCOME FUND
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                   600 FIFTH AVENUE, NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)
                                 (212) 830-5200
                                 --------------
                         (Registrant's Telephone Number)

                                  Anthony Pace
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)


                                 with copies to:

                            Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                               75 East 55th Street
                            New York, New York 10022
                            Phone No.: (212) 318-6800
                             Fax No.: (212) 319-4090

               Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

               No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

                              CORTLAND TRUST, INC.
                 c/o Reich & Tang Asset Management, LLC ("RTAM")
                           600 Fifth Avenue, 8th Floor
                          New York, New York 10020-2302


September 14, 2007

Dear Shareholder:

               The Directors of the Cortland Trust, Inc. ("Cortland") have determined that it is in the best interests of shareholders to reorganize the Cortland General Money Market Fund, U.S. Government Fund and Municipal Money Market Fund of Cortland into the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio of the Daily Income Fund ("DIF"), respectively. Shareholders of Cortland are being asked to approve the proposed reorganization of Cortland into DIF (the "Reorganization") at a special meeting of shareholders to be held on November 5, 2007, at 9:00 a.m. (Eastern Time). The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. and the Short Term Income Fund, Inc. will each be asked to approve a proposed reorganization of those funds into DIF.

               Enclosed you will find various materials, including a Combined Proxy Statement/Prospectus and proxy ballots, for this meeting. The materials provide you with detailed information about the proposed Reorganization, including why we at RTAM, and the Board of Directors of Cortland, believe that it is in the best interests of shareholders. The Board of Directors of Cortland and I urge you to vote in favor of this proposed Reorganization.

               If the Reorganization is approved by shareholders at the special meeting, at the closing of the transaction you will receive that number of full and fractional shares of DIF equal in value at the time of the exchange to the value of your shares in Cortland. Below we have prepared a table outlining which DIF shares you will receive in exchange for your shares in Cortland should the Reorganization be approved:

                   CORTLAND                                           DIF
-----------------------------------------------  ----------------------------------------------
       Portfolio                  Class                  Portfolio              Class
---------------------------  ------------------       ------------------  ---------------------
Cortland General Money      Cortland Class       ->   Money Market        Retail Class
Market Fund:                                          Portfolio:
                             money market        ->                       money market Xpress
                             Xpress Fund                                  Fund
                             Short Term Fund     ->                       Retail Class
                             General Class

U.S. Government Fund         Cortland Class      ->   U.S. Government     Retail Class
                                                      Portfolio:

Municipal Money Market                                Municipal
Fund                         Cortland Class      ->   Portfolio:          Retail Class


               We believe that this combination will provide substantial benefits to shareholders of Cortland. The proposed reorganization will enable shareholders to invest in a larger fund with similar investment strategies. Combining the two funds' assets will result in the creation of a single fund with a larger asset base than the assets of Cortland alone. This greater asset size would allow shareholders to take advantage of the possible benefits of future economies of scale and spreading fixed costs across a larger asset base. Further, the Reorganization would be tax-free and would not dilute your investment.

               We urge you to vote as soon as possible. Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by mail, by phone, by Internet or in person. A self-addressed, postage-paid envelope has been enclosed for your convenience.

               Every vote counts. Please cast yours as early as possible, so that RTAM can avoid incurring additional costs in re-soliciting your vote. If you have questions or would like to discuss alternatives, you may contact us at
(800) 433-1918. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

               Thank you for your continued investment in Cortland and for your support in this matter.

                                            Sincerely,

                                            /s/ Steven W. Duff
                                            -----------------------------------
                                            Steven W. Duff
                                            President

                              CORTLAND TRUST, INC.

                       Cortland General Money Market Fund
                              U.S. Government Fund
                           Municipal Money Market Fund

                          NOTICE OF SPECIAL MEETING OF
                         SHAREHOLDERS - November 5, 2007

600 Fifth Avenue
New York, New York 10020
(212) 830-5200

               A Special Meeting of shareholders of the Cortland General Money Market Fund, U.S. Government Fund and Municipal Money Market Fund series of the Cortland Trust, Inc. ("Cortland") will be held at 9:00 a.m. on November 5, 2007, at the offices of Cortland at 600 Fifth Avenue, New York, New York 10020, for the following purposes, all of which are more fully described in the accompanying Combined Proxy Statement/Prospectus dated September 14, 2007:

               1. To approve the Agreements and Plans of Reorganization and Liquidation between the Cortland General Money Market Fund ("CORT MM"), U.S. Government Fund ("CORT GOV") and Municipal Money Market Fund ("CORT MUNI") of Cortland and the Money Market Portfolio ("MM DIF"), U.S. Government Portfolio ("GOV DIF") and Municipal Portfolio ("MUNI DIF") of the Daily Income Fund, which contemplates the transfer to MM DIF, GOV DIF and MUNI DIF of substantially all the assets and liabilities of CORT MM, CORT GOV and CORT MUNI, respectively, in exchange for shares of MM DIF, GOV DIF and MUNI DIF and the distribution of such shares to the shareholders of CORT MM, CORT GOV and CORT MUNI, respectfully, the liquidation and dissolution of CORT MM, CORT GOV and CORT MUNI, and the termination of Cortland's registration under the Investment Company Act of 1940, as amended; and

               2. To transact such other business as may properly come before the meeting.

        Only shareholders of record at the close of business on August 24, 2007, are entitled to notice of, and to vote at, the meeting or any postponements or adjournments thereof.

                                            By Order of the Board of Directors


                                            ANTHONY PACE
                                            Assistant Secretary

                                            New York, New York
                                            September 14, 2007

Your vote is important no matter how many shares you owned on the record date. Although you are invited to attend the Special Meeting and vote your shares in person, if you are unable to attend, you may vote your shares by mail or electronically by either a touch-tone telephone or the Internet.

In order to vote by mail, please indicate your voting instructions on the enclosed proxy, date and sign it, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States. If you later decide to attend the Special Meeting, you may revoke your proxy and vote your shares in person.

In order to vote electronically, please see your proxy card for more information and the instructions. However, if you want to change your vote, you may do so using the proxy card, touch-tone telephone or Internet.

In order to avoid the additional expense to RTAM of further solicitation, we ask for your cooperation in mailing your proxy promptly.

                       COMBINED PROXY STATEMENT/PROSPECTUS

                    RELATING TO THE ACQUISITION OF ASSETS OF

                              CORTLAND TRUST, INC.
                                600 Fifth Avenue
                            New York, New York 10020
                                 (212) 830-5200

                        BY AND IN EXCHANGE FOR SHARES OF

                                DAILY INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020
                                 (212) 830-5200

               This Combined Proxy Statement/Prospectus relates to the proposed transfer to the Daily Income Fund ("DIF") (formerly known as the "Institutional Daily Income Fund") of substantially all of the assets and liabilities of Cortland Trust, Inc. ("Cortland") in exchange for shares of DIF, to be distributed to the shareholders of Cortland in liquidation and dissolution of Cortland (the "Reorganization"). As a result of the Reorganization, each shareholder of Cortland would receive that number of full and fractional shares of DIF equal in value at the time of the exchange to the value of such shareholder's shares of Cortland (Cortland and DIF, or a portfolio thereof, are referred to as a "Fund" or collectively, as the "Funds").

               Cortland consists of three separate portfolios: the Cortland General Money Market Fund ("CORT MM"), the U.S. Government Fund ("CORT GOV") and the Municipal Money Market Fund ("CORT MUNI"). Pursuant to the proposal, the Money Market Portfolio of DIF ("MM DIF") will acquire the assets of CORT MM, in exchange for shares of beneficial interest of MM DIF and the assumption by MM DIF of all of the liabilities of CORT MM. Similarly, the U.S. Government Portfolio of DIF ("GOV DIF") will acquire the assets of CORT GOV, in exchange for shares of beneficial interest of GOV DIF and the assumption by GOV DIF of all of the liabilities of CORT GOV. Additionally, the Municipal Portfolio of DIF ("MUNI DIF") will acquire the assets of CORT MUNI, in exchange for shares of beneficial interest in MUNI DIF and the assumption by MUNI DIF of all of the liabilities of CORT MUNI.

               The proposed Reorganization provides that the shareholders of Cortland will receive shares in the following classes of DIF:

                   CORTLAND                                           DIF
-----------------------------------------------  ----------------------------------------------
       Portfolio                  Class                  Portfolio              Class
---------------------------  ------------------       ------------------  ---------------------
Cortland General       Cortland Class          ->    Money Market        Retail Class
Money Market Fund:                                   Portfolio:
                       money market Xpress     ->                        money market Xpress
                       Fund                                              Fund
                       Short Term Fund         ->                        Retail Class
                       General Class
U.S. Government        Cortland Class          ->    U.S. Government     Retail Class
Fund:                                                Portfolio:
Municipal Money        Cortland Class          ->    Municipal           Retail Class
Market Fund:                                         Portfolio:


               The Board of Directors of Cortland and the Board of Trustees of DIF both believe that the Reorganization is in the best interests of the Funds and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization. If the proposed Reorganization is approved, the effective expense ratio of your shares in DIF immediately after the closing of the transaction is expected to be equal to, or in some cases higher, than the effective current expense ratio of your shares in Cortland, as described in more detail below.

               For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. The investment objectives of CORT MM and MM DIF, the investment objectives of CORT MUNI and MUNI DIF, and the investment objectives of CORT GOV and GOV DIF are substantially similar. CORT MM and CORT GOV seek to provide their investors with as high a level of current income as is consistent with preservation of capital and liquidity. CORT MUNI seeks to provide its investors with as a high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and liquidity. While MM DIF and GOV DIF seek to provide their investors with as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. MUNI DIF seeks to provide its investors with as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Reich & Tang Asset Management, LLC ("RTAM"), serves as the investment manager for each Fund.

               This Combined Proxy Statement/Prospectus sets forth concisely information about DIF that shareholders of Cortland should know before investing and should be read and retained by investors for future reference. Copies of the prospectuses for DIF dated July 30, 2007, and the annual report for DIF for the fiscal year ended March 31, 2007, are enclosed herewith and are incorporated by reference herein.

               A Statement of Additional Information dated September 14, 2007, relating to this Combined Proxy Statement/Prospectus, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference herein. A Statement of Additional Information for DIF dated July 30, 2007, containing additional and more detailed information about DIF, has been filed with the SEC and is incorporated by reference herein. In addition, a prospectus for Cortland dated July 27, 2007, and a Statement of Additional Information for Cortland dated July 27, 2007, have been filed with the SEC and are incorporated by reference herein.

               Copies of these documents are available without charge and can be obtained by writing to RTAM at 600 Fifth Avenue, New York, New York 10020, or by calling toll free (800) 433-1918. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

               The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

               AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

               This Combined Proxy Statement/Prospectus is dated September 14, 2007.

                                TABLE OF CONTENTS

                                                                            Page
INTRODUCTION...................................................................1

        Synopsis...............................................................1

        Comparison of Fees and Expenses........................................7

INFORMATION ABOUT THE REORGANIZATION..........................................14

        Material Features of the Plans........................................14

        Reasons for the Reorganization........................................15

        Federal Income Tax Consequences.......................................17

        Description of Shares to be Issued....................................18

        Capitalization Tables (Unaudited).....................................20

ADDITIONAL INFORMATION ABOUT THE FUNDS........................................24

VOTING MATTERS................................................................29

        Generally.............................................................29

        Appraisal Rights......................................................33

FINANCIAL HIGHLIGHTS..........................................................34

FINANCIAL STATEMENTS..........................................................34

OTHER MATTERS.................................................................34

                                  INTRODUCTION


Synopsis
               This synopsis provides a concise summary of the information contained in this Combined Proxy Statement/Prospectus, and presents key considerations for shareholders of CORT MM, CORT GOV and CORT MUNI to assist them in determining whether to approve the Agreements and Plans of Reorganization and Liquidation of CORT MM, CORT GOV and CORT MUNI (the "Plans"), and thereby approve the Reorganization.

The Reorganization.

               The Reorganization involves the transfer of substantially all of the assets and liabilities of CORT MM, CORT GOV and CORT MUNI in exchange for shares of MM DIF, GOV DIF and MUNI DIF, respectively. Pursuant to the Reorganization, the transfer of assets by CORT MM, CORT GOV and CORT MUNI would occur at their current market value as determined in accordance with their valuation procedures and shares of MM DIF, GOV DIF and MUNI DIF to be issued to CORT MM, CORT GOV and CORT MUNI would be valued at their current net asset value determined in accordance with DIF's valuation procedures. Following this distribution, shares of MM DIF, GOV DIF and MUNI DIF would be distributed to shareholders of CORT MM, CORT GOV and CORT MUNI, respectively, in liquidation of CORT MM, CORT GOV and CORT MUNI, and CORT MM, CORT GOV and CORT MUNI subsequently would be dissolved. In connection therewith, Cortland would deregister under the Investment Company Act of 1940, as amended (the "Act"), by filing the appropriate application with the SEC. See "Information About the Reorganization--Material Features of the Plan."

               As a result of the proposed Reorganization, each shareholder of Cortland would receive that number of full and fractional shares of DIF equal in aggregate value at the time of the exchange to the aggregate value of such shareholder's shares of Cortland. The Reorganization is expected to constitute a tax-free exchange of shares for Cortland shareholders and is not expected to have any tax impact to the shareholders of DIF.

               The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. ("DTIF") and the Short Term Income Fund, Inc. ("STIF"), two other registered investment companies managed by RTAM are considering proposals to transfer substantially all of their respective assets into the most nearly comparable classes of the appropriate portfolio of DIF around the same time as the proposed Reorganization of Cortland. The proposed Reorganization is, however, in no way contingent on the approval by shareholders of DTIF or STIF of the proposed reorganization of those funds into DIF. Therefore, if approved by the shareholders of Cortland, the proposed Reorganization will occur regardless of the approval of the reorganization of DTIF or STIF into DIF.

               The implementation of the Reorganization is subject to a number of conditions set forth in the Plans. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see "Information About the Reorganization" below.

Comparison of Investment Objectives and Policies of the Funds.

               Cortland and DIF are both organized as open-end management investment companies. Both Funds are diversified funds, which means that they are limited as to amounts they may own of issuers with respect to 75% of their assets. The investment objectives of CORT MM and MM DIF are substantially the same. CORT MM seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. While MM DIF seeks to provide its investors with as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. CORT MM seeks to achieve its investment objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less. MM DIF principally invests in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. CORT MM and MM DIF both seek to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value their investment portfolios at amortized cost and seek to maintain a net asset value of $1.00 per share.

               The investment objective of CORT GOV and GOV DIF are also substantially the same. CORT GOV seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. GOV DIF seeks to provide its investors with as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment strategies used by CORT GOV and GOV DIF are also substantially similar. CORT GOV and GOV DIF seek to achieve their objective by investing in at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes.

               The investment objectives of CORT MUNI and MUNI DIF are substantially the same. CORT MUNI seeks to provide its investors with as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and liquidity. MUNI DIF seeks to provide its investors with as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. CORT MUNI intends to achieve its investment objective by investing principally in short-term, high quality, debt obligations issued by states and municipal governments and their authorities, agencies and political subdivisions. MUNI DIF seeks to achieve its objective by investing principally in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular federal income tax. Both CORT MUNI and MUNI DIF are money market funds which invest in high quality, short-term debt instruments.

               Additionally, all the Funds seek to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share. The investment policies and strategies of the all of the Funds are described in greater detail in "Additional Information About the Funds."


Comparison of Investment Management, Administration and Distribution and Service Plan Arrangements and Fees.

               RTAM serves as the investment manager for all of the Funds. RTAM also serves as administrator for all of the Funds. As discussed in greater detail under "Comparison of Fees and Expenses," if the Reorganization is approved, in some cases the effective expense ratio of your shares in DIF immediately after the closing of the transaction is expected to be equal to, or in some cases higher or lower, than the effective current expense ratio of your shares in Cortland.

               CORT MM Reorganization - Expense Impact
               ---------------------------------------

               For existing Cortland Class shareholders of CORT MM, if the Reorganization is approved, in exchange for your Cortland Class shares you will receive Retail Class shares of MM DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements(1), the expense ratio of the Retail Class shares of MM DIF immediately after the Reorganization will be the same as the current expense ratio of Cortland Class shares of CORT MM. Absent such contractual waivers and reimbursements, the expense ratio of Retail Class shares of MM DIF is expected to be 16 basis points (.16%) higher than the current expense ratio of Cortland Class shares of CORT MM.

               For existing money market Xpress Fund shareholders of CORT MM, if the Reorganization is approved, in exchange for your money market Xpress Fund shares of CORT MM you will receive money market Xpress Fund shares of MM DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that the expense ratio of the money market Xpress Fund shares of MM DIF immediately after the Reorganization will be 6 basis points (.06%) higher than the current expense ratio of money market Xpress Fund shares of CORT MM.

               For existing Short Term Fund General Class shareholders of CORT MM, if the Reorganization is approved, in exchange for your Short Term Fund General Class shares you will receive Retail Class shares of MM DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements the expense ratio of the Retail Class shares of MM DIF immediately after the Reorganization will be 2 basis points (.02%) lower than the current expense ratio of Short Term Fund General Class shares of CORT MM. Absent such contractual waivers and reimbursements, the expense ratio of Retail Class shares of MM DIF is expected to be 14 basis points (.14%) higher than the current expense ratio of Short Term Fund General Class shares of CORT MM.

               CORT GOV - Expense Impact
               -------------------------

               For existing Cortland Class shareholders of CORT GOV, if the Reorganization is approved, in exchange for your Cortland Class shares you will receive Retail Class shares of

---------
(1) All contractual waivers for MM DIF, GOV DIF and MUNI DIF discussed in this section would be in place at least through July 31, 2008 and may be renewed for additional annual terms.

GOV DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements, the expense ratio of the Retail Class shares of GOV DIF immediately after the Reorganization will remain the same as the current expense ratio of Cortland Class shares of CORT GOV.(2) Absent such contractual waivers and reimbursements, the expense ratio of Retail Class shares of GOV DIF is expected to be 29 basis points (.29%) higher than the current expense ratio of Cortland Class shares of CORT GOV.

               CORT MUNI - Expense Impact
               --------------------------

               For existing Cortland Class shareholders of CORT MUNI, if the Reorganization is approved, in exchange for your Cortland Class shares you will receive Retail Class shares of MUNI DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements, the expense ratio of the Retail Class shares of MUNI DIF immediately after the Reorganization will be 1 basis point (.01%) higher than the current expense ratio of Cortland Class shares of CORT MUNI. Absent such contractual waivers and reimbursements, the expense ratio of Retail Class shares of MUNI DIF is expected to be 30 basis points (.30%) higher than the current expense ratio of Cortland Class shares of CORT MUNI.

Investment Management and Administration Arrangements.
------------------------------------------------------

               Pursuant to the Investment Management Contracts between the Funds and RTAM, RTAM manages each Fund's portfolio of securities and makes all decisions with respect to the purchase and sale of investments, subject to the general supervision of the Boards of the Funds. The Investment Management Contracts for both Funds do not materially differ.

               RTAM receives higher management fees from Cortland than from DIF. Pursuant to its Investment Management Contract with DIF, RTAM receives an annual management fee of .12% of each of MM DIF's, GOV DIF's and MUNI DIF's average daily net assets. In contrast, pursuant to its Investment Management Contract with Cortland, RTAM receives an annual management fee, as a percentage of each of CORT MM's, CORT GOV's and CORT MUNI's average daily assets, respectively, as follows:

                         Asset Range                   Fee Rate
               ------------------------------  ------------------------
                      Up to $500 million                 .80%

                      Greater than $500                 .775%
                  million, up to $1 billion

----------
(2) During the Fiscal Year ended March 31, 2007, CORT GOV's Distributor voluntarily waived a portion of the Cortland Class' 12b-1 Fee. After such waivers, the 12b-1 Fee was 0.24% and the Net Annual Fund Operating Expenses for the fiscal year were 0.99%. As a result of this voluntary waiver, the expense ratio of the Retail Class shares of MM DIF would be 1 basis point (.01%) higher than the current expense ratio of the Cortland Class shares of CORT GOV.

                   Greater than $1 billion,             .750%
                      up to $1.5 billion

                  Greater than $1.5 billion             .725%

               Under the proposed Reorganization, RTAM will receive administrative services fees from DIF. Pursuant to the Administrative Services Contract between RTAM and DIF, RTAM performs clerical, accounting supervision and office service functions for DIF. RTAM provides DIF with personnel to perform all of the clerical and accounting type functions not performed by RTAM.

               Pursuant to the Administrative Services Contract, MM DIF, GOV DIF and MUNI DIF pay RTAM an annual fee of .05% of their average daily net assets. In contrast, CORT MM, CORT GOV and CORT MUNI do not pay RTAM an annual fee for administrative services. Pursuant to the Sub-Accounting and Administration Agreement between CORT MM and Reich & Tang Distributors, Inc., CORT MM's Short Term Fund General Shares class pays Reich & Tang Distributors, Inc. a sub-accounting fee of up to .10% of its average daily net assets.

Distribution Arrangements.
--------------------------

               Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of RTAM, acts as the principal distributor for the Funds. The Distributor, as agent for the Funds, uses its best efforts to distribute shares of the Funds on a continuous basis. The Funds have adopted Distribution and Service Plans pursuant to Rule 12b-1 under the Act (the "12b-1 Plans"). Under the 12b-1 Plans, each Fund compensates the Distributor to finance activity primarily intended to result in the sale of its shares. Such sales activities include the printing and mailing of prospectuses to persons other than then-current shareholders, the printing and mailing of sales literature and compensation to participating organizations. The Distributor receives higher servicing fees from certain classes of DIF than from Cortland. Pursuant to the Shareholder Servicing Agreement for Cortland, the Distributor receives a servicing fee equal to .25% per annum of the average daily net assets of the CORT MM's money market Xpress Fund. Under the Shareholder Servicing Agreements for DIF, the Distributor will continue to receive a servicing fee equal to .25% per annum of the average daily net assets of MM DIF's money market Xpress Fund. In contrast, whereas the Distributor previously did not receive a shareholder servicing fee from the Cortland Class of CORT MM, CORT GOV and CORT MUNI and the Short Term Fund General Class of CORT MM, the Distributor now receives a fee equal to .25% per annum of the average daily net assets of the Retail Class of MM DIF, GOV DIF and MUNI DIF. These fees are accrued daily and paid monthly.

               In addition, the Distributor receives higher distribution fees from the classes of DIF than from Cortland. Pursuant to the Distribution Agreement for Cortland, the Distributor receives a fee of .25% per annum of the average daily net assets for all classes of Cortland. In contrast, pursuant to the Distribution Agreements for DIF, the Distributor receives a fee per annum of the average daily net assets for the classes of shares, of MM DIF, GOV DIF and MUNI DIF, respectively, as follows:

  PORTFOLIO                          CLASS                     DISTRIBUTION FEE
  ---------                          -----                     ----------------
--------------------------------------------------------------------------------
Money Market:                     Retail                          0.65%
-------------                     ------                          -----

                                  money market Xpress Fund        0.75%
                                  ------------------------        -----

U.S. Government:                  Retail                          0.65%
----------------                  ------                          -----

Municipal:                        Retail                          0.65%
----------                        ------                          -----


               These above referenced fees are accrued daily and paid monthly. The 12b-1 Plans for each Fund is a "compensation" plan, which means that the Funds are required to pay the fee whether or not the Distributor has incurred that level of expenses reimbursable under the plan. In both cases, the Board considers the actual amounts expended by the Distributor in determining whether or not to renew the 12b-1 Plans. Shares of the Funds may be sold through broker-dealers who have entered into sales agreements with the Distributor. Shares of the Funds are offered for sale on a no-load basis, which means that no sales commissions are charged on purchases of these shares.

Purchases, Redemptions and Exchanges.
-------------------------------------

               The Funds sell and redeem their shares on a continuous basis at their net asset values and do not impose a sales charge for either sales or redemptions. Other purchase, redemption and exchange procedures applicable to the Funds are substantially similar.

Tax Consequences.
-----------------

               In the opinion of Paul, Hastings, Janofsky & Walker LLP, the proposed transaction will qualify as a tax-free reorganization for federal income tax purposes. As a result, no gain or loss will be recognized by either DIF, Cortland, or the shareholders of Cortland as a result of the Reorganization. However, Cortland will have non-qualifying gross income equal to its reorganization expenses paid by RTAM.
See "Information About the Reorganization--Federal Income Tax Consequences."

Other Considerations.
---------------------

               Approval of the proposed Reorganization requires the approval of each class of shares of Cortland. In the event the shareholders of a class of CORT MM, CORT GOV or CORT MUNI do not approve the Reorganization, the Board will consider possible alternatives to the proposed Reorganization, including the liquidation of that class of CORT MM, CORT GOV or CORT MUNI. Shareholders have no right of appraisal, but may continue to redeem their shares in accordance with Cortland's normal redemption policies. Be advised that approval of the proposed Reorganization with respect to each class of shares is not contingent upon the approval of all of the classes.

Cost of the Reorganization.
---------------------------

               All legal fees and other costs associated with this Reorganization incurred by Cortland including legal fees, the cost of the preparation and distribution of the proxies and proxy statements and any other out-of-pocket expenses in an amount of approximately $1,050,000 will be borne by RTAM.

Comparison of Fees and Expenses

               The following tables show the comparative fees and expenses of the Funds as of March 31, 2007. The table also reflects the pro forma fees for DIF after giving effect to the Reorganization. With respect to CORT MM, the second table, in addition to providing information on the Funds, also includes comparative fees and expenses for the First Southwest Prime Income Fund Class shareholders of the Money Market Portfolio of the Short Term Income Fund, Inc. ("STIF"). With respect to CORT MUNI, the second table, in addition to providing information on the Funds, also includes comparative fees and expenses for the Class A, the First Southwest Prime Income Fund Class, and the Thornburg Class of the Municipal Portfolio of the Daily Tax Free Income Fund, Inc. ("DTF"). These tables also reflect the pro forma fees for DIF after giving effect to the Reorganization and the proposed reorganizations between STIF and DIF and DTF and DIF.


Fee Table
----------------------------------------------------------------------------------------------------------------------
                                                         Cortland                  DIF         Pro Forma DIF Combined
                                                 -------------------------- ------------------ -----------------------
Shareholder Fees
-----------------
(fees that are paid directly from your
investment)

Sales Charge (Load) Imposed on Purchases.......            None                   None                  None
Wire Redemption Fee............................           $15.00*                $15.00*              $15.00*
------------------------

* There is a $15 fee for all wire redemptions of less than $10,000.


Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)


                                                           CORTLAND                     DIF
                                                       (Acquired Fund)             (Surviving Fund)          PRO FORMA DIF COMBINED
                                             ---------------------------------  -------------------------  -------------------------
                                                   Money Market Portfolio        Money Market Portfolio      Money Market Portfolio
                                             ---------------------------------  -------------------------  -------------------------
                                                          Short        money                     money                      money
                                                          Term         market                    market                     market
                                                          Fund         Xpress      Retail        Xpress        Retail       Xpress
                                               Cortland   General      Fund        Class         Fund          Class        Fund
                                             ----------- ---------- ---------- -------------- ------------ ------------- -----------

Management Fees............................      0.74%     0.74%       0.74%         0.12%         0.12%        0.12%        0.12%
Distribution and Service  (12b-1) Fees.....      0.25%     0.25%       0.50%         0.90%         1.00%        0.90%        1.00%
Other Expenses.............................      0.01%     0.03%       0.01%        0.14%*        0.19%*       0.14%*       0.19%*
     Administration
     Fees..................................    0.00%     0.00%       0.00%     0.05%            0.05%           0.05%        0.05%
                                             ----------- ---------- ---------- -------------- ------------ ------------- -----------
Total Annual Fund Operating Expenses.......      1.00%     1.02%       1.25%       1.16%**         1.31%      1.16%**        1.31%
     Less Fee Waivers......................      0.00%     0.00%       0.00%     (0.16%)**         0.00%    (0.16%)**        0.00%
                                             =========== ========== ========== ============== ============ ============= ===========
     Net Operating Expenses................      1.00%     1.02%       1.25%       1.00%**         1.31%      1.00%**        1.31%
                                             =========== ========== ========== ============== ============ ============= ===========

--------------------------

     *These percentages are based on estimated amounts for the current fiscal year as there were no shares of the money market Xpress Fund classes issued during the fiscal year ended March 31, 2007 and the Retail Class was not in existence until November 28, 2006.

     **RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 1.00% for the Retail class shares, through July 31, 2008.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


                                                     CORTLAND                 STIF               DIF
                                                  (Acquired Fund)         (Acquired Fund)   (Surviving Fund)  PRO FORMA DIF COMBINED
                                            ---------------------------- ----------------- ------------------ ----------------------
                                              Money Market Portfolio       Money Market       Money Market            Money Market
                                                                            Portfolio          Portfolio               Portfolio
                                            ---------------------------- ----------------- ------------------ ----------------------
                                                        Short Term Fund
                                             Cortland       General         FSW Class         Retail Class            Retail Class
                                            ---------------------------- ----------------- ------------------ ----------------------
Management Fees............................     0.74%        0.74%             0.30%                0.12%                  0.12%
Distribution and Service  (12b-1) Fees.....     0.25%        0.25%             0.50%***             0.90%                  0.90%
Other Expenses.............................     0.01%        0.03%             0.31%               0.14%*                 0.14%*
      Administration
      Fees.................................   0.00%        0.00%           0.21%              0.05%                0.05%
                                            ----------- ---------------- ----------------- ------------------ ----------------------
Total Annual Fund Operating Expenses.......     1.00%        1.02%             1.11%***           1.16%**                 1.16%**
      Less Fee Waivers.....................     0.00%        0.00%             0.00%            (0.16%)**               (0.16%)**
                                            =========== ================ ================= ================== ======================
      Net Operating Expenses...............     1.00%        1.02%             1.11%              1.00%**                 1.00%**
                                            =========== ================ ================= ================== ======================

     *These percentages are based on estimated amounts for the current fiscal year as the Retail Class was not in existence until November 28, 2006.

     **RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 1.00% for the Retail class shares, through July 31, 2008.

     ***The Distributor has voluntarily waived a portion of the 12b-1 Fees with respect to the FSW Class. After such waiver, the 12b-1 Fees were 0.44%. As a result, the actual Total Annual Fund Operating Expenses were 1.05%. This fee waiver arrangement may be terminated at any time at the option of the Distributor.

Example

This Example is intended to help you compare the cost of investing in Cortland, DIF and, on a pro forma basis, in DIF following the Reorganization. The Example also shows your anticipated costs should the FSW Class shareholders of STIF also approve their proposed reorganization into the Retail Class of MM DIF. The expenses shown are at levels anticipated for the current fiscal year.

The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example also takes into account any contractual waivers that are in effect during that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                          1 Year          3 Years         5 Years         10 Years
                                                                         --------        ---------       ---------       -----------
Cortland:            Money Market
                      Portfolio                   Cortland Class:        $   102          $  318          $   552         $ 1,225
                     Money Market         Short Term Fund General
                      Portfolio                            Class:        $   104          $  325          $   563         $ 1,248
                     Money Market        money market Xpress Fund
                      Portfolio                            Class:        $   127          $  397          $   686         $ 1,511

DIF:                 Money Market
                      Portfolio                     Retail Class:        $   102          $  353          $   623         $ 1,395
                     Money Market        money market Xpress Fund
                      Portfolio                            Class:        $   133          $  415          $   718         $ 1,579

Pro Forma DIF        Money Market
Combined:             Portfolio                     Retail Class:        $   102          $  353          $   623         $ 1,395
                     Money Market        money market Xpress Fund
                      Portfolio                            Class:        $   133          $  415          $   718         $ 1,579

Pro Forma DIF
Combined
assuming STIF
shareholders
also approve
their proposed       Money Market
reorganization:       Portfolio                     Retail Class:        $   102          $  353          $   623         $ 1,395


Fee Table
----------------------------------------------------------------------------------------------------------------------
                                                         Cortland                  DIF         Pro Forma DIF Combined
                                                 -------------------------- ------------------ -----------------------
Shareholder Fees
-----------------
(fees that are paid directly from your
investment)

Sales Charge (Load) Imposed on Purchases.......            None                   None                  None
Wire Redemption Fee............................           $15.00*                $15.00*              $15.00*
----------------------------------------------

*    There is a $15 fee for all wire redemptions of less than $10,000.

Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)
                                                       Cortland                  DIF               PRO FORMA DIF
                                                    (Acquired Fund)        (Surviving Fund)           COMBINED
                                                -----------------------  ---------------------  ----------------------
                                                  Municipal Portfolio     Municipal Portfolio     Municipal Portfolio
                                                -----------------------  ---------------------  ----------------------
                                                     Cortland Class          Retail Class            Retail Class
                                                -----------------------  ---------------------  ----------------------
Management Fees................................           0.74%                    0.12%                  0.12%
Distribution and Service  (12b-1) Fees.........           0.25%                    0.90%                  0.90%
Other Expenses.................................           0.00%*                   0.27%**                0.27%**
   Administration Fees.........................  0.00%                   0.05%                  0.05%
                                                -----------------------  ---------------------  ----------------------
Total Annual Fund Operating Expenses...........           0.99%                    1.29%***               1.29%***
   Less Fee Waivers............................           0.00%                   (0.29%)***             (0.29%)***
                                                ======================= ======================  =======================
   Net Operating Expenses......................           0.99%                    1.00%***               1.00%***
                                                ======================= ======================  =======================


     *Other expenses in the Cortland Class amounted to less than 0.01%.

     **These percentages are based on estimated amounts for the current fiscal year as the Retail Class was not in existence until December 8, 2006.

     ***RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 1.00% for the Retail class shares, through July 31, 2008.

Annual Fund Operating Expenses
-------------------------------
(expenses that are deducted from Fund assets)


                                                                                                        PRO FORMA
                                                                                                       DIF COMBINED
                                                                                                         Municipal
                                                                                                         Portfolio
                                                                                                         (assuming
                                                                                                          Cortland
                                                                                                        shareholders
                                                                                                        also approve
                                                            Cortland                 DIF                   their
                                                           (Acquired              (Surviving            proposal to
                                  DTF                        Fund)                  Fund)                reorganize
                            (Acquired Fund)                Municipal              Municipal               into the
                          Municipal Portfolio              Portfolio              Portfolio            Retail Class)
                       ------------------------------  -------------------  ---------------------  ---------------------
                        Class     FSW    Thornburg          Cortland                Retail                 Retail
                          A      Class    Class              Class                  Class                  Class
                       -------- -------- ------------  -------------------  ---------------------  ---------------------
Management Fees......    0.33%   0.33%    0.33%               0.74%                  0.12%                  0.12%
Distribution and
Service  (12b-1) Fees    0.25%   0.50%**  0.25%               0.25%                  0.90%                  0.90%
Other Expenses.......    0.52%*  0.46%**  0.51%***            0.00%****              0.27%*****             0.27%*****
   Administration
   Fees..............   0.21%*  0.21%**  0.21%***        0.00%                  0.05%                  0.05%
                       -------- -------- ------------  -------------------  ---------------------  ---------------------
Total Annual Fund
Operating Expenses...    1.10%*  1.29%**  1.09%***            0.99%                  1.29%                  1.29%
   Less Fee Waivers..    0.00%   0.00%    0.00%               0.00%                 (0.29%)[]              (0.29%)[]
                       -------- -------- ------------  -------------------  ---------------------  ---------------------
   Net Operating
   Expenses..........    1.10%   1.29%    1.09%               0.99%                  1.00%[]                1.00%[]
                       -------- -------- ------------  -------------------  ---------------------  ---------------------

--------------------
* RTAM voluntarily waived a portion of the Administrative Fees. After such waivers, the Administration Fee was 0.13% for the Class A shares. DTF's transfer agent voluntarily waived a portion of the Transfer Agency fees with respect to Class A only. After such waiver, the Transfer Agency fee for Class A was 0.04%. As a result, the actual Total Annual Fund Operating Expenses for the Class A shares was 1.01%. These fee waiver arrangements may be terminated at any time at the option of RTAM and/or DTF's transfer agent.

** RTAM voluntarily waived a portion of the Administrative Fees. After such waivers, the Administration Fees were 0.13% for FSW Class shares. The Distributor has voluntarily waived a portion of the 12b-1 Fees with respect to the FSW Class shares. After such waiver, the 12b-1 Fees were 0.33%. As a result, the actual Total Annual Fund Operating Expenses were 1.04%. These fee waiver arrangements may be terminated at any time at the option of RTAM and/or the Distributor.

*** RTAM voluntarily waived a portion of the Administration Fees. After such waivers, the Administration Fees were 0.13% for the Thornburg Class shares. As a result, the actual Total Annual Fund Operating Expenses were 1.01%. These fee waiver arrangements may be terminated at any time at the option of RTAM.

****    Other expenses in the Cortland Class amounted to less than 0.01%.

***** These percentages are based on estimated amounts for the current fiscal year as the Retail Class was only in existence since December 8, 2006.

[] RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Net Operating Expenses at 1.00% for the Retail Class, through July 31, 2008.


Example

This Example is intended to help you compare the cost of investing in Cortland, DIF and, on a pro forma basis, in DIF following the Reorganization. The Example also shows your anticipated costs should the Class A, FSW Class and Thornburg Class shareholders of DTF also approve their proposed reorganizations into the Retail Class of MUNI DIF. The expenses shown are at levels anticipated for the current fiscal year.

The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example also takes into account any contractual waivers that are in effect during that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                     1 Year     3 Years    5 Years   10 Years
                                                    ---------- ---------- ---------- ----------
Cortland:              Municipal      Cortland
                       Portfolio      Class         $   102    $   318    $   552    $ 1,225
DIF:                   Municipal      Retail Class  $   102    $   380    $   680    $ 1,531
                       Portfolio
Pro Forma DIF          Municipal      Retail Class  $   102    $   380    $   680    $ 1,531
Combined:              Portfolio
Pro Forma DIF          Municipal      Retail Class  $   102    $   380    $   680    $ 1,531
Combined assuming      Portfolio
DTF shareholders
also approve their
proposed
reorganization:


Fee Table
----------------------------------------------------------------------------------------------------------------------
                                                         Cortland                  DIF         Pro Forma DIF Combined
                                                 -------------------------- ------------------ -----------------------
Shareholder Fees
(fees that are paid directly from your
investment)

Sales Charge (Load) Imposed on Purchases.......            None                   None                  None
Wire Redemption Fee............................           $15.00*                $15.00*              $15.00*
------------------------

* There is a $15 fee for all wire redemptions of less than $10,000.


Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)



                                            Cortland                     DIF                    PRO FORMA DIF
                                         (Acquired Fund)           (Surviving Fund)               COMBINED
                                     ---------------------- ----------------------------- -------------------------
                                         U.S. Government          U.S. Government             U.S. Government
                                            Portfolio                Portfolio                   Portfolio
                                         Cortland Class            Retail Class                Retail Class
                                     ---------------------- ----------------------------- -------------------------
Management Fees.....................              0.74%                   0.12%                       0.12%
Distribution and Service  (12b-1)
Fees................................              0.25%                   0.90%                       0.90%
Other Expenses......................              0.01%                   0.27%*                      0.27%*
   Administration Fees..............   0.00%                    0.05%                       0.05%
                                     ---------------------- ----------------------------- -------------------------
Total Annual Fund Operating
Expenses............................              1.00%                   1.29%**                     1.29%**
                                     ===================== ============================== =========================
   Less Fee Waivers.................              0.00%                  (0.29%)**                   (0.29%)**
   Net Operating Expenses...........              1.00%^                  1.00%**                     1.00%**
                                     ===================== ============================== =========================


     ^ During the fiscal year ended March 31, 2007, the Distributor voluntarily waived a portion of the Distribution Fee. After such waivers, the Distribution Fee was 0.24%. The net Annual Fund Operating Expenses for the fiscal year were 0.99%. This fee waiver arrangement may be terminated at any time at the option of the Distributor.

     * These percentages are based on estimated amounts for the current fiscal year as the Retail Class was not in existence until December 12, 2006.

     ** RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 1.00% for the Retail class shares, through July 31, 2008.

Example

This Example is intended to help you compare the cost of investing in Cortland, DIF and the combined fund. The expenses shown are at levels anticipated for the current fiscal year.

 The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


---------------------------------------------------------------------------------------------------------------------

                                                                       1 Year      3 Years     5 Years     10 Years
                                                                     ----------  ------------ ----------  -----------
Cortland:     U.S. Government Portfolio             Cortland Class:  $      102   $     318   $     552   $   1,225

DIF:          U.S. Government Portfolio               Retail Class:  $      102   $     380   $     680   $   1,531

Pro Forma     U.S. Government Portfolio               Retail Class:  $      102   $     380   $     680   $   1,531
Combined:

This Synopsis is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, including information incorporated by reference herein.

The principal risks of investing in the Funds are substantially similar and are summarized below:

     o Although the Funds seek to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the Funds.

     o The value of the Funds' shares and the securities held by the Funds can each decline in value.

     o The amount of income the Funds generate will vary with changes in prevailing interest rates.

     o An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.

     o Each Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

The principal investment risks of the Funds are described in greater detail in "Additional Information About the Funds."

                      INFORMATION ABOUT THE REORGANIZATION


Material Features of the Plans

The Agreements and Plans of Reorganization and Liquidation set forth the terms and conditions of the Reorganization. Significant provisions of the Plans are summarized below; however, this summary is qualified in its entirety by reference to the Plans, copies of which are attached as Exhibits A, B and C to this Combined Proxy Statement/Prospectus.

At consummation of the Reorganization, if it is approved by the shareholders of Cortland, substantially all of the assets and liabilities of Cortland would be transferred to DIF in exchange for shares of DIF (liabilities as of the date of the transfer of assets will consist primarily of accrued but unpaid normal operating expenses of Cortland, including the cost of any portfolio securities purchased but not yet settled). The sale of assets by Cortland will occur at their current market value as determined in accordance with Cortland's valuation procedures and shares of DIF to be issued to Cortland shall be valued at their current net asset value determined in accordance with DIF's valuation procedures. These shares would be distributed by Cortland to its shareholders in exchange for their shares of Cortland. Such exchange will occur at each shares' current net asset value. Specifically, holders of Cortland Class shares in CORT MM, CORT GOV and CORT MUNI will receive Retail Class shares of MM DIF, GOV DIF and MUNI DIF, respectively; Short Term Fund General Class shares in CORT MM will receive Retail Class shares of MM DIF; and money market Xpress Fund Class shares of CORT MM will receive money market Xpress Fund Class shares of MM DIF. Following this distribution, Cortland would be liquidated and dissolved and its registration under the Act would be terminated.

After completion of the Reorganization, each shareholder of Cortland will own shares of DIF equal in aggregate net asset value to the current aggregate net asset value of their shares of Cortland. In essence, shareholders of Cortland who vote their shares in favor of the Plans are electing to redeem their shares of Cortland at net asset value and reinvest the proceeds in shares of DIF at net asset value without a sales charge and without recognition of taxable gain or loss for federal income tax purposes (see "Federal Income Tax Consequences" below).

RTAM will bear the cost of all legal and other expenses associated with the Reorganization, including accounting, printing, transfer agency, filing, proxy soliciting, transfer taxes and similar expenses. These expenses are expected not to exceed $1,050,000.

The consummation of the Reorganization is contingent upon a number of conditions, including the approval by the shareholders of each class of CORT MM, CORT GOV and CORT MUNI, separately, and the receipt of the opinions of counsel as to the tax-free nature of the transactions. See Exhibits A, B and C. Approval of the Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares of such class present or represented at the meeting, if shareholders of more than 50% of all shares of the class are present or represented by proxy, or (ii) more than 50% of all shares of the class. If shareholders of a particular class of CORT MM, CORT GOV and CORT MUNI do not approve the Plans, the Reorganization will not be effected for that class and the Board will consider possible alternatives, including the possible liquidation of the class, portfolio or Cortland. In addition, under the Plans, either Cortland or DIF may abandon and terminate the Plans at any time prior to the Closing Date (as defined in the Plans attached hereto as Exhibits A, B and C) without liability if (i) the other party breaches any material provision of the Plans, (ii) prior to the Closing Date, any legal, administrative or other proceeding shall be instituted or threatened seeking to restrain or otherwise prohibit the transactions contemplated by the Plans and/or asserting a material liability of either party, which proceeding has not been terminated or the threat thereto removed prior to the Closing Date or (iii) on the Valuation Date (as defined in the Plans attached hereto as Exhibits A, B and C) either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares and such suspension continues for a period of 60 days beyond the Valuation Date.

The actual exchange of assets is expected to take place on or about November 9, 2007 (defined in the Plans as the "Closing Date"). The stock transfer books of Cortland will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received after that date will be treated as requests for redemptions of shares of DIF to be distributed to the shareholders requesting redemption. If any shares of Cortland are represented by a share certificate, the certificate must be surrendered to the Fund's transfer agent for cancellation before DIF's shares issuable to the shareholder pursuant to these Plans will be redeemed. Any special options relating to a shareholders account in Cortland will transfer over to DIF without the need for the shareholder to take any action.

Under the Plans, within one year after the Closing Date, Cortland shall (a) effect its liquidation and dissolution under Maryland law, terminate its registration under the Act and file a final report to the SEC under the Act, and
(b) either pay or make provision for all of its debts and taxes.

The Plans provide that the Board of Directors of Cortland will declare a dividend or dividends with respect to the Funds prior to the Closing Date. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of Cortland all undistributed ordinary income earned and net capital gains recognized up to and including the Closing Date. Shareholders of Cortland will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

If the Plans are approved by shareholders, Cortland reserves the right to sell portfolio securities and/or purchase other securities, to the extent necessary so that the asset composition of Cortland is consistent with the investment policies and restrictions of DIF. To the extent Cortland sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by RTAM. However, it is not the present intention of Cortland to engage in such transactions.

Either Fund's Board may abandon the Plans at any time for any reason prior to the Closing Date. The Plans provide further that at any time prior to the Reorganization, the Funds may at any time (to the fullest extent permitted by law), with authorization by the Board, amend any of the provisions of the Plans.

Reasons for the Reorganization

The Boards considered the proposed transfer to DIF of substantially all of the assets and liabilities of Cortland in exchange for shares of DIF, to be distributed to the shareholders of Cortland in liquidation and dissolution of Cortland and adopted the Plans at a meeting on June 7, 2007. At the meeting, RTAM recommended to the Boards that they adopt the Plans.

In approving the Reorganization, the Board of Directors of Cortland determined that it is in the best interests of CORT MM, CORT GOV and CORT MUNI and their shareholders to reorganize CORT MM, CORT GOV and CORT MUNI into MM DIF, GOV DIF and MUNI DIF, respectively. The Board of Trustees of DIF also determined that the consummation of the Reorganization was in the best interests of the shareholders of MM DIF, GOV DIF and MUNI DIF. In making this determination, the Boards considered a number of factors, including, the similarity of the investment strategies of the Funds; the greater asset size of DIF relative to that of Cortland and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds; that the proposed reorganization would be tax-free for shareholders of Cortland and would have no tax impact on shareholders of DIF; and that the interests of CORT MM, CORT GOV and CORT MUNI shareholders and MM DIF, GOV DIF and MUNI DIF shareholders would not be diluted as a result of the proposed Reorganization.

The Boards considered the proposed Reorganization both on a stand-alone basis and as part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex involving the proposed transfer by DTIF and STIF of substantially all of their respective assets into the most nearly comparable classes of the appropriate portfolio of DIF at approximately the same time as the proposed Reorganization of Cortland. The Directors of Cortland considered the differences in the expense ratios of each class of DIF as compared to Cortland. The Directors of Cortland considered RTAM's commitment to enter into an Expense Limitation Agreement with respect to the Retail Class of MM DIF, GOV DIF and MUNI DIF to maintain expense ratios at, or in one case slightly lower than the current expense ratios for the respective class of the CORT MM, CORT GOV or CORT MUNI through July 31, 2008. In particular, the Directors of Cortland noted that following the contractual waivers and/or reimbursements, the expense ratio of MM DIF's, GOV DIF's and MUNI DIF's Retail Class shares would be the same as the current expense ratio for CORT MM's, CORT GOV's and CORT MUNI's Cortland Class shares; and the expense ratio of MM DIF's Retail Class shares would be slightly lower than the current expense ratio for CORT MM's Short Term Fund General Class shares. The Directors of Cortland further noted the agreement between DIF's Trustees and RTAM that subsequent to July 31, 2008, the expense caps would not be eliminated or modified through July 31, 2009, without the Trustees' prior approval. The Directors of Cortland considered RTAM's submission that potential reasons for the expense cap's modification may include, but not be limited to, an increase in costs to DIF or RTAM, the need to maintain a competitive position in the marketplace, or a change in interest rates. The Directors of Cortland also noted that the expense ratio for MM DIF's money market Xpress Fund Class shares would be slightly higher than the current expense ratio for CORT MM's money market Xpress Fund Class shares.

The Boards also considered the fact that the Funds share the same service providers and considered RTAM's view that a reduction in expenses could potentially be realized as a result of the elimination of duplicative costs presently incurred for services that are performed for both Funds. The Boards considered the impact of the proposed Reorganization on RTAM, noting that it would have tangible, but mixed benefits to RTAM. The Boards considered that RTAM expected to experience a decline in advisory fee revenue and an increase in its distribution costs payable to third parties as a result of the Reorganization but also expected to experience a significant reduction in fund related expenses and in expense reimbursements. The Boards noted that RTAM expected that the Reorganization would result in a net financial benefit to RTAM but that Management noted that the current arrangement between it and the Funds generally did not yield an appropriate profit to RTAM at levels that assured its long term financial health and viability. Management added and the Boards considered that current profit levels for RTAM combined with pressure to increase payouts to third party intermediaries that work with the Funds had negatively impacted RTAM's returns from the Funds and may impact RTAM's ability to service the Funds in the future.

The Directors of Cortland also considered RTAM's view that the most appropriate method of combining the Funds would be through a tax-free reorganization of the assets of the Funds and that the Reorganization was a better alternative than other available alternatives, including continuing the Cortland Funds or their liquidation. The Directors of Cortland considered that shareholder approval to the Reorganization would be required and that shareholders who disapproved of the Reorganization had the ability to redeem their shares without payment of a redemption fee. Approval of the proposed Reorganization is contingent on the approval of shareholders as of the record date of each class of CORT MM, CORT GOV and CORT MUNI. Failure to gain such approval may result in, among other things, in the liquidation of the class, portfolio series, or Cortland itself.


Federal Income Tax Consequences

Each Fund intends to qualify as of the Closing Date, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds have been, and expect to continue to be, relieved of all or substantially all federal income taxes. The exchange of the assets of Cortland for shares of DIF and the assumption by DIF of the liabilities of Cortland, and the liquidation of Cortland, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) Code. As a condition to the closing of the proposed transaction, the Funds will each receive the opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to the Funds, to the effect that, based on certain assumptions and on the existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

               (1) The transfer of all of the assets and liabilities of Cortland to DIF in exchange for shares of DIF and the distribution to shareholders of Cortland of shares of DIF, as described in the Plans, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and Cortland and DIF each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

               (2) No gain or loss will be recognized by Cortland upon (a) the transfer of its assets and liabilities to DIF in exchange for the issuance of shares of DIF to Cortland and the assumption by DIF of Cortland liabilities, if any, and
                      (b) the distribution by Cortland to its shareholders of shares of DIF received as a result of the Reorganization (Sections 361(a), 354(a) and 357(a) of the Code);

               (3) No gain or loss will be recognized by DIF upon its receipt of the assets and liabilities of Cortland in exchange for the issuance of shares of DIF to Cortland and the assumption by DIF of Cortland liabilities, if any (Section 1032(a) of the Code);

               (4) The tax basis of DIF shares received by a shareholder of Cortland will be the same as the tax basis of the shareholder's Cortland shares immediately prior to the Reorganization (Section 358(a)(i) of the Code);

               (5) The tax basis of DIF in the assets and liabilities of Cortland received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of Cortland immediately before the Reorganization (Section 362(b) of the Code);

               (6) The tax holding period for the shares of DIF issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of Cortland exchanged therefore, provided that the shareholder held such shares of Cortland as capital assets;

               (7) The tax holding period for DIF with respect to the assets and liabilities of Cortland received in the Reorganization will include the period for which such assets and liabilities were held by Cortland (Section 1223(2) of the Code); and

               (8) Cortland shareholders will not recognize gain or loss upon the exchange of their shares of Cortland for shares of DIF as part of the Reorganization.


Cortland will have non-qualifying income in an amount equal to its reorganization expenses paid by RTAM. Cortland does not expect such non-qualifying income to prevent it from qualifying as a regulated investment company.

Shareholders of Cortland should consult their tax advisers regarding the effect, if any, of the proposed transaction in light of their individual circumstances, including state and local tax consequences, if any, of the proposed transaction.


Description of Shares to be Issued

Full and fractional shares of MM DIF, GOV DIF and MUNI DIF will be issued to shareholders of CORT MM, CORT GOV AND CORT MUNI, respectively, in accordance with the procedures under the Plans as described above. DIF's Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in DIF in an unlimited number of series of shares. DIF consists of four series, MM DIF, the U.S. Treasury Portfolio, MUNI DIF and GOV DIF. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a fund and in the fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of DIF into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the Act. Shareholders of each series as created will vote as a series to change, among other things, a fundamental policy of each fund and to approve the fund's Investment Management Contracts and Distribution Plans pursuant to Rule 12b-1 of the Act.

DIF is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the DIF's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, DIF's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of DIF and provides for indemnification and reimbursement of expenses out of DIF property for any shareholder held personally liable for the obligations of DIF. DIF's Declaration of Trust further provides that obligations of DIF are not binding upon the Trustees individually but only upon the property of DIF and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Capitalization Tables (Unaudited)


               The table below sets forth the existing capitalization of the Funds, as well as the pro forma capitalization of DIF following the consummation of the Reorganization, as of August 1, 2007:

                                     MM DIF
                                     ------

                                  Retail Class
                              ------------------
Net Assets:                   $   1,259,942,699
                              ------------------
Shares Outstanding:               1,259,942,699
                              ------------------
Net Asset Per Share:          $            1.00
                              ------------------

                                     CORT MM
                                     -------


                                             Short Term General
                           Cortland Class            Fund
                           --------------    -------------------
Net Assets:              $   98,307,935       $    30,809,014
                           --------------    -------------------
Shares Outstanding:          98,307,935            30,809,014
                           --------------    -------------------
Net Asset Per Share:     $         1.00       $          1.00
                           --------------    -------------------

                                    Pro Forma
                                Combined MM DIF*
                                ----------------


                                                  Retail Class
                            Retail Class          (following
                             (following        Reorganization of
                         Reorganization of      the Short Term
                        the Cortland Class)      General Fund)
                           --------------    -------------------
Net Assets:             $  1,358,250,634      $ 1,290,751,713
                           --------------    -------------------
Shares Outstanding:        1,358,250,634        1,290,751,713
                           --------------    -------------------
Net Asset Per Share:    $           1.00      $          1.00
                           --------------    -------------------


----------------------
* Net Assets and Net Asset Value Per Share include the aggregate value of CORT MM net assets that would have been transferred to MM DIF had the Reorganization taken place on August 1, 2007. The data does not take into account expenses incurred in connection with the Reorganization, which will be assumed by RTAM, or the actual number of shares that would have been issued. As of August 1, 2007, the total net assets of all classes of MM DIF equaled $7,568,671,627 and the total net assets of all classes of CORT MM equaled $129,116,949. The pro forma total net assets of all classes of MM DIF following the Reorganization would be $7,697,788,576.

                  GOV DIF
                  -------

                                  Retail Class
                              -------------------
Net Assets:                   $      80,626,264
                              -------------------
Shares Outstanding:                  80,645,211
                              -------------------
Net Asset Per Share:          $            1.00
                              -------------------

                 CORT GOV
                 --------


                                 Cortland Class
                              -------------------
Net Assets:                   $      15,146,702
                              -------------------
Shares Outstanding:                  15,159,436
                              -------------------
Net Asset Per Share:          $            1.00
                              -------------------

                 Pro Forma
             Combined GOV DIF*
             -----------------


                                  Retail Class
                              -------------------
Net Assets:                   $     95,772,966
                              -------------------
Shares Outstanding:                 95,804,647
                              -------------------
Net Asset Per Share:          $           1.00
                              -------------------


----------------------
* Net Assets and Net Asset Value Per Share include the aggregate value of CORT GOV's net assets that would have been transferred to GOV DIF had the Reorganization taken place on August 1, 2007. The data does not take into account expenses incurred in connection with the Reorganization, which will be assumed by RTAM, or the actual number of shares that would have been issued. As of August 1, 2007, the total net assets of all classes of GOV DIF equaled $289,343,714 and the total net assets of all classes of CORT GOV equaled $15,146,702. The pro forma total net assets of all classes of GOV DIF following the Reorganization would be $304,490,416.

                 MUNI DIF
                 --------


                                  Retail Class
                              -------------------
Net Assets:                   $     118,783,808
                              -------------------
Shares Outstanding:                 118,784,095
                              -------------------
Net Asset Per Share:          $            1.00
                              -------------------

                 CORT MUNI
                 ---------



                                 Cortland Class
                              -------------------
Net Assets:                   $     28,036,959
                              -------------------
Shares Outstanding:                 28,062,676
                              -------------------
Net Asset Per Share:          $           1.00
                              -------------------

                 Pro Forma
             Combined MUNI DIF*
             ------------------



                                  Retail Class
                              -------------------
Net Assets:                   $     146,820,767
                              -------------------
Shares Outstanding:                 146,846,771
                              -------------------
Net Asset Per Share:          $            1.00
                              -------------------


----------------------
* Net Assets and Net Asset Value Per Share include the aggregate value of CORT MUNI's net assets that would have been transferred to MUNI DIF had the Reorganization taken place on August 1, 2007. The data does not take into account expenses incurred in connection with the Reorganization, which will be assumed by RTAM, or the actual number of shares that would have been issued. As of August 1, 2007, the total net assets of all classes of MUNI DIF equaled $358,905,062 and the total net assets of all classes of CORT MUNI equaled $28,036,959. The pro forma total net assets of all classes of MUNI DIF following the Reorganization would be $386,968,573.

               There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of each Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Funds.

Rights of Securities Holders

               DIF is a Massachusetts business trust. Cortland is a Maryland corporation. As a business trust, DIF is governed by its Declaration of Trust and applicable Massachusetts law. As a corporation, Cortland is governed by its Articles of Incorporation and applicable Maryland law. Shares of the Funds are redeemable at their net asset value. The voting rights of both Funds are substantially the same. The shares of each Fund entitle the holder to one vote per share on the election of board members and all other matters submitted to shareholders. All shares of each class of each such Fund participate equally in its dividends and distributions and in its net assets on liquidation, and all shares of each, when issued, are fully paid and non-assessable, freely transferable and have no preference, pre-emptive or conversion rights. It is contemplated that neither Fund will hold regular annual meetings of shareholders. Other than as described herein, there are no material differences between the rights of securities holders of Cortland and the rights of securities holders of DIF.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

               Comparison of Other Investment Strategies

          MM DIF (the Surviving Fund)                                CORT MM
          ---------------------------                                -------
------------------------------------------------- -----------------------------------------------

  MM DIF seeks to achieve its objective by           CORT MM intends to achieve its investment
  investing principally in short-term money          objective by investing at least 80% of its
  market obligations with maturities of 397          assets in marketable securities and
  days or less, including bank certificates of       instruments issued or guaranteed by the
  deposit, time deposits, bankers' acceptances,      U.S. Government or by its agencies or
  high quality commercial paper, securities          instrumentalities ("U.S. Government
  issued or guaranteed by the United States          Obligations"), in bank instruments
  Government state agencies or                       (domestic and foreign), in trust
  instrumentalities, and repurchase agreements       instruments, in corporate commercial
  calling for resale in 397 days or less backed      instruments and in other corporate
  by the foregoing securities.                       instruments maturing in 397 days or less
                                                     (collectively, "Money Market Obligations").

  United States Government Securities: MM DIF may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United
  States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress.
  Some of these securities are supported by the full faith and credit of the United States
  Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

  Domestic and Foreign Bank Obligations:  MM      CORT MM may invest in bank instruments, which
  DIF may purchase securities issued by foreign   consist mainly of certificates of deposit,
  governments; or any of their political          bankers' acceptances and time deposits. The
  subsidiaries or agencies or                     Fund may also invest in corporate instruments
  instrumentalities, certificates of deposit,     supported by bank letters of
  time deposits and bankers' acceptances issued   credit. The Fund generally limits investments
  by domestic banks, foreign branches of          in bank instruments to (a) those that are
  domestic banks, foreign subsidiaries of         fully insured as to principal by the Federal
  domestic banks, and domestic and foreign        Deposit Insurance Company or (b) those issued
  branches of foreign banks.  Certificates of     by banks which at the date of their latest
  deposit are certificates representing the       public reporting have total assets in excess
  obligation of a bank to repay funds deposited   of $1.5 billion. However, the total assets of
  with it for a specified period of time.  Time   a bank will not be the sole factor
  deposits are non-negotiable deposits            determining the Fund's investment decisions,
  maintained in a bank for a specified period     and the Fund may invest in bank instruments
  of time (in no event longer than seven days)    issued by institutions that the Board of
  at a stated interest rate.  Time deposits       Directors (the "Board") of the Company, of
  purchased by the Fund will not benefit from     which the Fund is a series, believes present
  insurance from the FDIC.  Bankers'              minimal credit risk.
  acceptances are credit instruments evidencing
  the obligation of a bank to pay a draft drawn   CORT MM may invest up to 100% of its assets
  on it by a customer.                            in obligations issued by banks, and up to 10%
                                                  of its assets in obligations issued by any
  MM DIF limits its investments in obligations    one bank, subject to the provisions of Rule
  of domestic banks, foreign branches of          2a-7 under the Investment Company Act of
  domestic banks and foreign subsidiaries of      1940, as amended (the "1940 Act"). If the
  domestic banks to banks having total assets     bank is a domestic bank, it must be a member
  in excess of one billion dollars or the         of the Federal Deposit Insurance Company. The
  equivalent in other currencies.  MM DIF         Fund may invest in U.S. dollar-denominated
  limits its investments in obligations of        obligations issued by foreign branches of
  domestic and foreign branches of foreign        domestic banks or foreign branches of foreign
  banks to denominated obligations of such        banks ("Eurodollar" obligations) and domestic
  banks which at the time of investment have      branches of foreign banks ("Yankee dollar"
  more than $5 billion, or the equivalent in      obligations). The Fund will limit its
  other currencies, in total assets.  These       aggregate investments in foreign bank
  investments must also meet the quality          obligations, including Eurodollar obligations
  criteria discussed above.                       and Yankee dollar obligations, to 25% of its
                                                  total assets at the time of purchase,
  MM DIF generally limits investments in bank     provided that there is no limitation upon the
  instruments to (a) those which are fully        Fund investments in (a) Eurodollar
  insured as to principal by the FDIC or (b)      obligations, if the domestic parent of the
  those issued by banks which at the date of      foreign branch issuing the obligation is
  their latest public reporting have total        unconditionally liable in the event that the
  assets in excess of $1.5 billion. However,      foreign branch fails to pay on the Eurodollar
  the total assets of a bank will not be the      obligation for any reason; and (b) Yankee
  sole factor determining MM DIF's investment     dollar obligations, if the U.S. branch of the
  decisions and MM                                foreign bank is subject to the same
                                                  regulation as U.S. banks.
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
  DIF may invest in bank instruments issued       Eurodollar, Yankee dollar and other foreign
  by institutions which the investment manager    bank obligations include time deposits, which
  believes present minimal credit risks.          are non-negotiable deposits maintained in a
                                                  bank for a specified period of time at a
                                                  stated interest rate. The Fund will limit its
                                                  purchases of time deposits to those that
                                                  mature in seven days or less, and will limit
                                                  its purchases of time deposits maturing in
                                                  two to seven days to 10% of its total assets
                                                  at the time of purchase.

                                                  CORT MM may invest in short-term corporate
                                                  obligations and instruments, including but
                                                  not limited to corporate commercial paper,
                                                  notes, bonds and debentures. Corporate
                                                  commercial instruments generally consist of
                                                  short-term unsecured promissory notes issued
                                                  by corporations. The Fund may also purchase
                                                  variable amount master demand notes, which
                                                  are unsecured demand notes that permit
                                                  investment of fluctuating amounts of money at
                                                  variable rates of interest pursuant to
                                                  arrangements with issuers who meet the
                                                  foregoing quality criteria. The interest rate
                                                  on a variable amount master demand note is
                                                  periodically adjusted according to a
                                                  prescribed formula. Although there is no
                                                  secondary market in master demand notes, the
                                                  payee may demand payment of the principal and
                                                  interest upon notice not exceeding five
                                                  business or seven calendar days. The Fund may
                                                  also purchase participation interests in
                                                  loans extended by banks to companies,
                                                  provided that both such banks and such
                                                  companies meet the quality standards set
                                                  forth above. (See the Statement of Additional
                                                  Information (the "SAI") for information with
                                                  respect to corporate commercial instruments
                                                  and bond ratings.) The Fund may also invest
                                                  in fixed or variable rate debt units
                                                  representing an undivided interest in a
                                                  trust's distributions of principal and
                                                  interest that a trust receives from an
                                                  underlying portfolio of bonds issued by a
                                                  highly rated corporate or U.S. Government
                                                  agency issuer and/or payments from
                                                  re-characterized distributions made possible
                                                  by the swap of certain payments due on the
                                                  underlying bonds. The Fund's investment will
                                                  be limited solely to the debt units and in
                                                  each case, must meet the credit quality
                                                  standards under Rule 2a-7 of the 1940 Act.
                                                  Debt units will be purchased by the Fund as
                                                  an institutional accredited investor pursuant
                                                  to a private placement memorandum. Sale of
                                                  debt units will be effected pursuant to Rule
                                                  144A or other exemptions from registration
                                                  under the Securities Act of 1933, subject to
                                                  the eligibility of the purchaser and
                                                  compliance with trust agreement requirements.
                                                  RTAM will monitor the liquidity of the debt
                                                  units under the supervision of the Board.

  MM DIF may purchase U.S. dollar-denominated
  obligations issued by foreign branches of
  domestic banks or foreign branches of foreign
  banks ("Eurodollar" obligations) and domestic
  branches of foreign banks ("Yankee dollar"
  obligations). MM DIF will limit its aggregate
  investments in foreign bank obligations,
  including Eurodollar obligations and Yankee
  dollar obligations, to 25% of its total
  assets at the time of purchase, provided that
  there is no limitation on the Money Market
  Portfolio's investment in (a) Eurodollar
  obligations, if the domestic parent of the
  foreign branch issuing the obligations is
  unconditionally liable in the event that the
  foreign branch fails to pay on the Eurodollar
  obligation for any reason; and (b) Yankee
  dollar obligations, if the U.S. branch of the
  foreign bank is subject to the same
  regulation as U.S. banks. Eurodollar, Yankee
  dollar and other foreign bank obligations
  include time deposits, which are
  non-negotiable deposits maintained in a bank
  for a specified period of time at a stated
  interest rate. MM DIF will limit its
  purchases of time deposits to those which
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
  mature in seven days or less, and will limit
  its purchases of time deposits maturing in
  two to seven days to 10% of such Fund's total
  assets at the time of purchase.

  Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers,
  (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

  Variable Amount Master Demand Notes: MM DIF may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

  Loan Participation Interests: MM DIF may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

  Commercial Paper And Certain Debt
  Obligations: MM DIF may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt or corporations.

  Repurchase Agreements: MM DIF may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in MM
  DIF. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

-------------------------------------------------------------------------------------------------
           GOV DIF (the Surviving Fund)                              CORT GOV
           ----------------------------                              --------
-------------------------------------------------------------------------------------------------

  GOV DIF seeks to achieve its objective by        Under normal market circumstances, CORT GOV
  investing at least 80% of its net assets in      will invest at least 80% of its net assets
  short-term, marketable securities and            in short-term U.S. Government Obligations,
  instruments issued or guaranteed by the U.S.     which consist of marketable securities and
  Government or by its agencies or                 instruments issued or guaranteed by the U.S.
  instrumentalities, ("U.S. Government             Government or by its agencies or
  Obligations") with maturities of 397 days or     instrumentalities. Direct obligations are
  less, and repurchase agreements which are        issued by the U.S. Treasury and include
  collateralized by the                            bills, certificates of
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
  foregoing securities. For purposes of this      indebtedness, notes and bonds. Obligations of
  test only, net assets include borrowings for    U.S. Government agencies and
  investment purposes. The Fund will provide      instrumentalities ("Agencies") are issued by
  shareholders with at least 60 days' prior       government-sponsored agencies and enterprises
  notice of any change in this policy.            acting under authority of Congress. Although
                                                  obligations of federal agencies and
                                                  instrumentalities are not debts of the U.S.
                                                  Treasury, in some cases payment of interest
                                                  and principal on such obligations is
                                                  guaranteed by the U.S. Government, e.g.,
                                                  obligations of the Federal Housing
                                                  Administration, the Export-Import Bank of the
                                                  United States, the Small Business
                                                  Administration, the Government National
                                                  Mortgage Association, the General Services
                                                  Administration and the Maritime
                                                  Administration; in other cases payment of
                                                  interest and principal is not guaranteed,
                                                  e.g., obligations of the Federal Home Loan
                                                  Bank System and the Federal Farm Credit Bank.
                                                  The Fund will invest in Agencies that are not
                                                  guaranteed or backed by the full faith and
                                                  credit of the U.S. Government only when the
                                                  Board is satisfied that the credit risk with
                                                  respect to a particular agency or
                                                  instrumentality is minimal.

  United States Treasury Obligations:
  Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

  Other Obligations of U.S. Government Agencies and Instrumentalities: Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S.
  Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing
  Administration, the Export-Import Bank of the United States, the Small Business
  Administration, the Government National
  Mortgage Association, the General Services
  Administration and the Maritime
  Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan
  Bank System and the Federal Farm Credit Bank.
  The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

  Repurchase Agreements: GOV DIF may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

-------------------------------------------------------------------------------------------------
          MUNI DIF (the Surviving Fund)                             CORT MUNI
          -----------------------------                             ---------
-------------------------------------------------------------------------------------------------
  MUNI DIF seeks to achieve its objective by      CORT MUNI will invest primarily (i.e., at
  investing at least 80% of its net assets in     least 80% of its assets) in short-term, high
  obligations issued by states, territories and   quality, tax-exempt, Municipal Securities.
  possessions of the United States and its
  political subdivisions, public authorities      CORT MUNI will invest in Municipal Securities
  and other entities authorized to issue debt,    that include debt obligations issued to
  including Participation Certificates therein,   obtain funds for various public purposes,
  the interest on which is exempt from regular    including the construction of a wide range of
  federal income tax. For purposes of this test   public facilities, the refunding of
  only, net assets include borrowings for         outstanding obligations, the obtaining of
  investment purposes. The Fund will provide      funds for general operating expenses and
  shareholders with at least 60 days'             lending such funds to other public
                                                  institutions and facilities. In
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
  prior notice of any change in this policy.      addition, certain types of private activity
                                                  bonds or industrial development bonds are
                                                  issued by or on behalf of public authorities
                                                  to obtain funds to provide for the
                                                  construction, equipment, repair or
                                                  improvement of privately operated facilities.
                                                  Such obligations are considered to be
                                                  Municipal Securities provided that the
                                                  interest paid thereon generally qualifies as
                                                  exempt from federal income tax in the opinion
                                                  of bond counsel. However, interest on
                                                  Municipal Securities may give rise to federal
                                                  alternative minimum tax liability and may
                                                  have other federal income tax consequences.

                                                  CORT MUNI also may purchase any Municipal
                                                  Security that depends on the credit of the
                                                  U.S. Government and may invest in Municipal
                                                  Securities that are not rated if, in the
                                                  opinion of RTAM, and in accordance with
                                                  procedures established by the Board, such
                                                  securities possess creditworthiness
                                                  comparable to those rated obligations in
                                                  which the Fund may invest. The Fund may, from
                                                  time to time, on a temporary or defensive
                                                  basis, invest in short-term, high quality
                                                  U.S. Government Obligations, Money Market
                                                  Obligations and repurchase agreements. Income
                                                  from any such temporary investments would be
                                                  taxable to shareholders as ordinary income.
                                                  It is the present policy of the Fund to
                                                  invest only in securities the interest on
                                                  which is tax-exempt. Moreover, the Fund will
                                                  endeavor to be invested at all times in
                                                  Municipal Securities. It is a fundamental
                                                  policy of the Fund that its assets will be
                                                  invested so that at least 80% of its income
                                                  will be exempt from federal income taxes. The
                                                  Fund may from time to time hold cash
                                                  reserves.

                                                  In order to maintain a share price of $1.00,
                                                  CORT MUNI must comply with certain federal
                                                  regulations, which include requirements
                                                  pertaining to the maturity and credit quality
                                                  of the securities in which the Fund may
                                                  invest. The Fund only invests in securities
                                                  that have or are deemed to have a remaining
                                                  maturity of 397 days or less. Also, the
                                                  average maturity for all securities contained
                                                  in the Fund, on a dollar-weighted basis, is
                                                  90 days or less.

                                                  CORT MUNI only invests in either securities
                                                  that have been rated (or whose issuers have
                                                  been rated) in the highest short-term rating
                                                  category by nationally recognized statistical
                                                  rating organizations ("NRSROs"), or are
                                                  unrated securities but that have been
                                                  determined, by RTAM, to be of comparable
                                                  quality.

                                                  Subsequent to its purchase by CORT MUNI, the
                                                  quality of an investment may cease to be
                                                  rated or its rating may be reduced below the
                                                  minimum required for purchase by the Fund. If
                                                  this occurs, the Board reassess the
                                                  security's credit risks and shall take such
                                                  action as it determines is in the best
                                                  interest of the Fund and its shareholders.
                                                  Reassessment is not required, however, if the
                                                  security is disposed of or matures within
                                                  five business days of RTAM becoming aware of
                                                  the new rating and provided further that the
                                                  Board of Directors is subsequently notified
                                                  of RTAM's actions.

                                                  Although CORT MUNI will attempt to invest
                                                  100% of its total assets in Municipal
                                                  Securities, the Fund reserves the right to
                                                  invest up to 20% of its total assets in
                                                  taxable securities whose interest income is
                                                  subject to regular federal, state and local
                                                  income tax, as well as the federal
                                                  alternative minimum tax. The kinds of taxable
                                                  securities in which the Fund may invest are
                                                  limited to specific types of short-term,
                                                  fixed income securities.
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                                  As a temporary defensive measure CORT MUNI
                                                  may, from time to time, invest in securities
                                                  that are inconsistent with its principal
                                                  investment strategies in an attempt to
                                                  respond to adverse market, economic,
                                                  political or other conditions as determined
                                                  by RTAM. Such a temporary defensive position
                                                  may prevent the Fund from achieving its
                                                  investment objective.

  Municipal Securities: MUNI DIF may purchase high quality tax-exempt money market instruments ("Municipal Securities"), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain
  Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

  Repurchase Agreements: MUNI DIF may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

-------------------------------------------------------------------------------------------------


                                 VOTING MATTERS


Generally
               This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Cortland for use at a Special Meeting of Shareholders (the "Meeting") to be held at the offices of Cortland at 600 Fifth Avenue, New York, New York 10020, on November 5, 2007, at 9:00 a.m. or any postponement or adjournment thereof, to approve or disapprove the Plans. It is expected that the solicitation of proxies will be primarily by the mailing of this Combined Prospectus/Proxy Statement and the materials accompanying it. Supplemental solicitations may be made by mail, telephone or personal interviews by officers and representatives of Cortland. It is anticipated that banks, broker-dealers and other institutions will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. RTAM may, upon request, reimburse banks, broker-dealers and other institutions for their expenses in forwarding proxy materials to beneficial owners. The expenses in connection with preparing and mailing this Combined Prospectus/Proxy Statement and the material accompanying it, and the expenses associated with retaining a proxy solicitation firm will be paid by RTAM. Cortland may engage Broadridge, a professional proxy solicitation firm, to assist in the solicitation of proxies for which they will be paid a fee of $19,000 plus any related out-of-pocket expenses.

               Only shareholders of record of Cortland at the close of business on August 24, 2007 (the "Record Date"), will be entitled to vote at the Meeting. As of the Record Date, there were 37,622,022.23 shares of Cortland Class shares of CORT MM issued and outstanding, with each whole share entitled to one vote and each fraction of a share entitled to a proportionate fraction of a vote. As of the Record Date, there were no shares issued and outstanding for the money market Xpress Fund shares or the Short Term General Fund Shares of CORT MM. As of the Record Date, there were 60,393,413.38 shares of Cortland Class shares of CORT GOV issued and outstanding, with each whole share entitled to one vote and each fraction of a share entitled to a proportionate fraction of a vote. As of the Record Date, there were 6,592,635.19 shares of Cortland Class shares of CORT MUNI.

               As of the Record Date, the officers and Directors of Cortland, as a group, owned less than 1% of each class of each Portfolio of Cortland.

               As of the Record Date, the officers and Trustees of DIF, as a group, owned less than 1% of each class of each Portfolio of DIF.

               As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of Cortland:

                                                                          % of         Nature of
           Name and Address               Portfolio        Class        Ownership      Ownership
           ----------------               ---------        -----        ---------      ---------
Crews & Associates, Inc.                   CORT MM        Cortland        30.419%      Beneficial
First Security Center
521 President Clinton Ave. Ste 800
Little Rock, AR 72201

Adpcos Inc.                                CORT MM        Cortland        29.760%      Beneficial
55 Water Street 32nd Fl.
New York, NY 10041

Lydia Homer                                CORT MM        Cortland        14.087%      Beneficial
ING pilgrim group
7337 East DoubleTree Ranch Road
Scottsdale, AZ 85258-2034

BNP Paribas Brokerage Services             CORT MM        Cortland        11.973%      Beneficial
as Agent FAO Customers
555 Croton Road
King of Prussia, PA 19406

BNP Paribas Brokerage Services             CORT GOV       Cortland        59.640%      Beneficial
as Agent FAO Customers
555 Croton Road
King of Prussia, PA 19406

Crews & Associates, Inc.                   CORT GOV       Cortland        12.520%      Beneficial
First Security Center
521 President Clinton Ave. Ste 800
Little Rock, AR 72201

Crews & Associates, Inc.                  CORT MUNI       Cortland        94.665%      Beneficial
First Security Center
521 President Clinton Ave. Ste 800
Little Rock, AR 72201

               As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of DIF:


                                                                          % of         Nature of
           Name and Address               Portfolio        Class        Ownership      Ownership
           ----------------               ---------        -----        ---------      ---------
Reich & Tang Money Fund                     MM DIF      Retail Class      60.170%      Beneficial
Settlement
Att Procash Group
c/o Pershing
One Pershing Plaza 6th Fl.

Penson Financial Services                   MM DIF      Retail Class      12.688%      Beneficial
FBO: Customers
Attn: Ron Frazier
1700 Pacific Avenue, Suite 1400
Dallas, TX 75201

Reich & Tang Money Fund                    GOVT DIF     Retail Class      60.095%      Beneficial
Settlement
Att Procash Group
c/o Pershing
One Pershing Plaza 6th Fl.

Penson Financial Services                  GOVT DIF     Retail Class      19.585%      Beneficial
FBO: Customers
Attn: Ron Frazier
1700 Pacific Avenue, Suite 1400
Dallas, TX 75201

Reich & Tang Money Fund                    MUNI DIF     Retail Class      28.960%      Beneficial
Settlement
Att Procash Group
c/o Pershing
One Pershing Plaza 6th Fl.

FMSBonds, Inc.                             MUNI DIF     Retail Class      10.232%      Beneficial
301 Yamato Road, Ste. 1100
Boca Raton, FL 33431

Southwest Securities Inc.                  MUNI DIF     Retail Class       7.045%      Beneficial
1201 Elm Street
Suite 4300
Dallas, TX  75270

               The beneficial owner of 25% or more of a voting security is presumed to have "control" for purposes of the Act, absent a determination to the contrary by the SEC. A person who controls the Funds could have effective control over the outcome of matters submitted to a vote of shareholders of the Funds. Based on the information provided above, as of the Record Date, the following persons owned a controlling interest in such class of Cortland:


                                                                           % of        Nature of
           Name and Address               Portfolio        Class        Ownership      Ownership
           ----------------               ---------        -----        ---------      ---------
Crews & Associates, Inc.                   CORT MM        Cortland        30.419%      Beneficial
First Security Center
521 President Clinton Ave. Ste 800
Little Rock, AR 72201

Adpcos Inc.                                CORT MM        Cortland        29.760%      Beneficial
55 Water Street 32nd fl
New York, NY 10041

BNP Paribas Brokerage Services             CORT GOV       Cortland        59.6407%     Beneficial
as Agent For Customers
555 Croton Road
King of Prussia, PA 19406

Crews & Associates, Inc.                  CORT MUNI       Cortland        94.665%      Beneficial
First Security Center
521 President Clinton Ave., Ste 800
Little Rock, AR 72201


               Based on the information provided above, as of the Record Date, the following persons owned a controlling interest in such class of DIF.


                                                                           % of        Nature of
Name and Address                          Portfolio        Class        Ownership      Ownership
----------------                          ---------        -----        ---------      ---------
Reich & Tang Money Fund
Settlement
Att Procash Group
c/o Pershing
One Pershing Plaza 6th Fl.                  MM DIF      Retail Class      60.170%      Beneficial

Reich & Tang Money Fund
Settlement
Att Procash Group
c/o Pershing
One Pershing Plaza 6th Fl.                 GOVT DIF     Retail Class      60.095%      Beneficial

Reich & Tang Money Fund
Settlement
Att Procash Group
c/o Pershing
One Pershing Plaza 6th Fl.                 MUNI DIF     Retail Class      28.960%      Beneficial

               If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the instructions thereon. In the absence of any instructions, such proxy will be voted to approve such Plan. Any shareholder giving a proxy may revoke it at any time before the Meeting by submitting to Cortland a written notice of revocation or a subsequently executed proxy, by attending the Meeting and voting in person or by touch-tone telephone or the Internet.

               If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the shares represented thereby will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. These broker non-votes and abstentions will not be treated as votes in favor of the Plans.

Quorum and Adjournments

               The presence of the holders of a majority of the issued and outstanding shares of Cortland, in person or by proxy, constitutes a quorum. However, the mere presence of a quorum at the Meeting may not be sufficient to approve one or more of the proposals. If at the time any session of the Meeting is called to order a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on one or more of the proposals in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate.

Vote Required

               In order to approve the proposed Reorganization, each class (Cortland Class, money market Xpress Fund Class and Short Term Fund General Class shareholders) of CORT MM, the Cortland Class shareholders of CORT GOV and the Cortland Class shareholders of CORT MUNI must vote separately in favor of the Reorganization. Approval of the Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares of such class present or represented at the meeting, if shareholders of more than 50% of all shares of the class are present or represented by proxy, or (ii) more than 50% of all shares of the class. If the Reorganization is not approved, the Directors will consider at that time, what proposed actions to take, if any. Such actions may include the liquidation of the class, portfolio series, or Cortland itself.

Appraisal Rights


               Under the State of Maryland and the Act, shareholders of Cortland do not have any rights of share appraisal. Shareholders have the right to redeem their shares of Cortland at net asset value at any time until the close of business on the business day prior to the Closing

Date of the Reorganization and, thereafter, on any business day shareholders may redeem at net asset value their shares of DIF acquired by them in the Reorganization.


                              FINANCIAL HIGHLIGHTS

               Financial Highlights for the Funds for their most recent five years (or if shorter, since the Funds' inception) are contained in the Funds' annual reports to shareholders, which accompanies this Combined Prospectus/Proxy Statement and is incorporated herein by reference.


                              FINANCIAL STATEMENTS

               The audited financial statements for the fiscal year ended March 31, 2007, for DIF, contained in DIF's annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. The audited financial statements for the fiscal year ended March 31, 2007, for Cortland, contained in Cortland's annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference.


                                  OTHER MATTERS

               As a Maryland Corporation, Cortland is not required, and does not intend, to hold regular annual meetings. Shareholders who wish to present proposals at any future shareholder meeting must present such proposals to the Board at a reasonable time prior to the solicitation of any shareholder proxy.

               The management does not know of any matters to be presented at this Meeting other than that mentioned in this Proxy Statement. If any matters properly come before the meeting, the shares represented by proxies will be voted with respect thereto in accordance with the best judgment of the person or persons voting the proxies.

                       STATEMENT OF ADDITIONAL INFORMATION

                  Relating to the acquisition of the assets of

                              CORTLAND TRUST, INC.
                                600 Fifth Avenue
                            New York, New York 10020

                        by and in exchange for shares of

                                DAILY INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020

        This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of the Cortland General Money Market Fund, U.S. Government Fund and Municipal Money Market Fund of Cortland Trust, Inc. ("Cortland") by the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio series of Daily Income Fund ("DIF"), consists of this cover page and the following described documents, each of which is incorporated by reference herein:

        The Statement of Additional Information of DIF dated July 30, 2007;

        The Statement of Additional Information of Cortland dated July 27, 2007;

        The Annual Report of DIF for the year ended March 31, 2007; and

        The Annual Report of Cortland for the year ended March 31, 2007.

        This Statement of Additional Information is not a prospectus. A Combined Proxy Statement/Prospectus dated September 14, 2007, relating to the above-referenced transaction may be obtained from RTAM, 600 Fifth Avenue, New York, New York 10020, (800) 433-1918. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement/Prospectus.

        The date of this Statement of Additional Information is September 14, 2007.

                                TABLE OF CONTENTS

A.  General Information............................................      1
B.  Additional Information About the Funds.........................      1
C.  Financial Statements...........................................      1
D.  Pro Forma Financial Information................................      1
E.  Federal Income Tax.............................................      2

        A.     General Information

               The Board of Directors of Cortland has approved Plans of Reorganization and Liquidation (the "Plans") which contemplate the transfer of the assets and liabilities of the Money Market Fund, U.S. Government Fund and Municipal Fund of Cortland (the "Acquired Funds") to the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio, respectively, of DIF (the "Surviving Funds") in exchange for shares of the Surviving Funds (the "Reorganization").

               After the transfer of its assets and liabilities in exchange for the Surviving Funds' shares, the Acquired Funds will distribute the shares to their shareholders in liquidation of the Acquired Funds. Each shareholder owning shares of an Acquired Fund at the closing of the Reorganization will receive shares of a Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. Such Surviving Fund will establish an account for each former shareholder of that Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder. In connection with the Reorganization, all outstanding shares of an Acquired Fund will be cancelled, and the Acquired Funds will wind up their affairs and be terminated. For further information about the transaction, see the Combined Proxy Statement/Prospectus.

        B.     Additional Information about the Funds

        This statement of additional information incorporates by reference the following documents, which contain additional information about the Funds:

        1. The Statement of Additional Information of the Acquired Funds dated July 27, 2007;

        2. The Statement of Additional Information of the Surviving Funds dated July 30, 2007.

        C.     Financial Statements

        Historical financial information regarding the Funds is included in the following document which is incorporated herein by reference:

        1. The Annual Report of the Surviving Funds for the year ended March 31, 2007; and

        2. The Annual Report of the Acquired Funds for the year ended March 31, 2007.

        D.     Pro Forma Financial Information

        Pro Forma financial statements are not provided because as of August 1, 2007, the net asset value of each of the Cortland General Money Market Fund, U.S. Government Fund and Municipal Money Market Fund of the Acquired Fund did not exceed ten percent of the net asset value of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio of the Surviving Fund, respectively.

        E.     Federal Income Tax

        Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

                                                                       EXHIBIT A

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

               AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the Cortland General Money Market Portfolio series of the Cortland Trust, Inc. (the "Fund"), a Maryland corporation, and the Money Market Portfolio series of the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

               WHEREAS, the parties are each open-end investment management companies; and

               WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

               WHEREAS, the Boards of Directors/Trustees of the Fund and the Trust, respectively, have determined that such acquisition is in the best interests of both the Fund and the Trust and their shareholders and that the interests of the Fund's and the Trust's existing shareholders will not be diluted as a result of the acquisition;

               NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

               1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.

               The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

               2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

               3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

               The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

               4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m. on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

               In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

               5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

               The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

               6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-CSR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

               7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

               8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

               If, at the Closing Date, the Fund is unable to make delivery under this Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

               9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Manager") of the Fund and the Trust.

               10. The obligations of the Trust hereunder shall be subject to the following conditions:

               A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

               B. The Trust shall have received an opinion dated the Closing Date of Kramer Levin Naftalis & Frankel LLP, to the effect that (i) the Fund is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

               C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

               D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

               E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

               11. The obligations of the Fund hereunder shall be subject to the following conditions:

               A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

               B. The Fund shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Trust is a validly existing Massachusetts business trust under the laws of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

               C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

               D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

               (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

               (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

               (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

               (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

               (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

               (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

               (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

               (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

               E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               12. The Fund hereby represents and warrants that:

               (a) The financial statements of the Fund as of March 31, 2007, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

               (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

               (e) The Fund is a validly existing Maryland Corporation;

               (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

               (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

               (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

               (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

               (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

               (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

               (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

               (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

               (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

               13. The Trust hereby represents and warrants that:

               (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

               (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

               (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

               (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

               (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

               (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

               (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

               (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

               (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

               14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

               (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

               (b) The Manager will pay all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction; and

               (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

               15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

               16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

               17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

               18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

               IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                              CORTLAND TRUST, INC.
                              on behalf of the General Money Market Portfolio



                              By:  /s/ Steven W. Duff
                                   -----------------------
                              Name:  Steven W. Duff
                              Title: President
Attest:

/s/ Anthony Pace
----------------
                              DAILY INCOME FUND
                              on behalf of the Money Market Portfolio



                              By:  /s/ Steven W. Duff
                                   -----------------------
                              Name:  Steven W. Duff
                              Title: President
Attest:

/s/ Anthony Pace
----------------

                                                                       EXHIBIT B


              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

               AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the U.S. Government Portfolio series of the Cortland Trust, Inc. (the "Fund"), a Maryland corporation, and the U.S. Government Portfolio series of the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

               WHEREAS, the parties are each open-end investment management companies; and

               WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

               WHEREAS, the Boards of Directors/Trustees of the Fund and the Trust, respectively, have determined that such acquisition is in the best interests of both the Fund and the Trust and their shareholders and that the interests of the Fund's and the Trust's existing shareholders will not be diluted as a result of the acquisition;

               NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

               1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.

               The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

               2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

               3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

               The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

               4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m. on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

               In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

               5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

               The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

               6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-CSR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

               7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

               8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

               If, at the Closing Date, the Fund is unable to make delivery under this Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

               9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Manager") of the Fund and the Trust.

               10. The obligations of the Trust hereunder shall be subject to the following conditions:

               A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

               B. The Trust shall have received an opinion dated the Closing Date of Kramer Levin Naftalis & Frankel LLP, to the effect that (i) the Fund is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

               C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

               D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

               E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

11. The obligations of the Fund hereunder shall be subject to the following conditions:

               A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

               B. The Fund shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Trust is a validly existing Massachusetts business trust under the laws of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

               C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

               D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

               (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

               (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

               (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

               (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

               (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

               (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

               (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

               (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

               E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               12. The Fund hereby represents and warrants that:

               (a) The financial statements of the Fund as of March 31, 2007, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

               (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

               (e) The Fund is a validly existing Maryland Corporation;

               (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

               (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

               (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

               (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

               (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

               (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

               (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

               (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

               (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

               13. The Trust hereby represents and warrants that:

               (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

               (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

               (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

               (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

               (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

               (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

               (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

               (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

               (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

               14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

               (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

               (b) The Manager will pay all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction; and

               (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

               15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

               16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

               17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

               18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

               IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                              CORTLAND TRUST, INC.
                              on behalf of the U.S. Government Portfolio



                              By:  /s/ Steven W. Duff
                                   -----------------------
                              Name:  Steven W. Duff
                              Title: President
Attest:

/s/ Anthony Pace
----------------

                              DAILY INCOME FUND
                              on behalf of the U.S. Government Portfolio



                              By:  /s/ Steven W. Duff
                                  -----------------------
                              Name:  Steven W. Duff
                              Title: President
Attest:

/s/ Anthony Pace
----------------

                                                                       EXHIBIT C

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

               AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the Municipal Money Market Portfolio series of the Cortland Trust, Inc. (the "Fund"), a Maryland corporation, and the Municipal Portfolio series of the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

               WHEREAS, the parties are each open-end investment management companies; and

               WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

               WHEREAS, the Boards of Directors/Trustees of the Fund and the Trust, respectively, have determined that such acquisition is in the best interests of both the Fund and the Trust and their shareholders and that the interests of the Fund's and the Trust's existing shareholders will not be diluted as a result of the acquisition;

               NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

               1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.

               The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

               2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

               3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

               The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

               4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m. on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

               In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

               5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

               The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

               6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-CSR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

               7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

               8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

               If, at the Closing Date, the Fund is unable to make delivery under this Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

               9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Manager") of the Fund and the Trust.

               10. The obligations of the Trust hereunder shall be subject to the following conditions:

               A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

               B. The Trust shall have received an opinion dated the Closing Date of Kramer Levin Naftalis & Frankel LLP, to the effect that (i) the Fund is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

               C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

               D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

               E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

               11. The obligations of the Fund hereunder shall be subject to the following conditions:

               A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

               B. The Fund shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Trust is a validly existing Massachusetts business trust under the laws of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

               C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

               D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

               (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

               (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

               (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

               (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

               (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

               (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

               (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

               (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

               E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

               12. The Fund hereby represents and warrants that:

               (a) The financial statements of the Fund as of March 31, 2007, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

               (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

               (e) The Fund is a validly existing Maryland Corporation;

               (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

               (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

               (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

               (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

               (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

               (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

               (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

               (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

               (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

               13. The Trust hereby represents and warrants that:

               (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

               (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

               (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

               (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

               (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

               (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

               (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

               (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

               (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

               (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

               (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

               (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

               14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

               (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

               (b) The Manager will pay all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction; and

               (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

               15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

               16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

               17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

               18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

               IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                              CORTLAND TRUST, INC.
                              on behalf of the Municipal Money Market Portfolio



                               By:  /s/ Steven W. Duff
                                    -----------------------
                              Name:  Steven W. Duff
                              Title: President
Attest:

/s/ Anthony Pace
----------------

                              DAILY INCOME FUND
                              on behalf of the Municipal Portfolio



                              By:  /s/ Steven W. Duff
                                   -----------------------
                              Name:  Steven W. Duff
                              Title: President
Attest:

/s/ Anthony Pace
----------------

              PROXY TABULATOR
              P.O. BOX 9112
              FARMINGDALE, NY 11735



                  To vote by Internet

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Go to Website www.proxyweb.com
                  3 )  Follow the instructions provided on the website.



                  To vote by Telephone

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Call 1-888-221-0697
                  3 )  Follow the instructions.



                  To vote by Mail

                  1 )  Read the Proxy Statement.
                  2 ) Check the appropriate boxes on the proxy card below. 3 ) Sign and date the proxy card.
                  4 )  Return the proxy card in the envelope provided.



                     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
                              SPECIAL MEETING OF SHAREHOLDERS - NOVEMBER 5, 2007

Cortland Trust, Inc.
Cortland General Money Market Fund (the "Fund")
  The undersigned shareholder(s), revoking previous proxies, hereby appoint(s) Richard De Sanctis and Chris Gill, and each of them (with full power of substitution), the proxies of the undersigned to attend the Meeting of Shareholders of the Fund to be held on November 5, 2007, at the offices of Reich & Tang Funds, 600 Fifth Avenue - 8th Floor, New York, New York, at 9:00 a.m., Eastern Standard time, and any adjournments thereof (the "Meeting"), and to vote all of the shares of the Funds that the undersigned would be entitled to vote at the Meeting upon the proposals set forth herein, as more fully disclosed in the proxy statement for the Meeting with respect to the Fund and upon any other matter that may properly come before the Meeting, in their discretion. This proxy, when properly executed, will be voted in the manner directed herein by the undersigned.

  The undersigned acknowledges receipt of Proxy Statement. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND AND WILL BE VOTED "FOR" THE PROPOSALS LISTED ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED. THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE PROPOSALS LISTED ON THE REVERSE SIDE.



                                           EVERY SHAREHOLDER'S VOTE IS IMPORTANT
                                                    PLEASE VOTE YOUR PROXY TODAY

                                                      Date __________________


                             ---------------------------------------------------
                             |                                                 |
                             |                                                 |
                             ---------------------------------------------------
                             Signature(s) (Joint owners)       (Sign in the Box)
                             Please print and sign exactly as your name(s) appear(s) on this card to authorize the voting of your shares. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person. For joint accounts, each joint owner must sign.


                                                                        rv-REI-f

   Please fill in box(es) as shown using black or blue ink or number 2 pencil. X PLEASE DO NOT USE FINE POINT PENS.







                                                     FOR     AGAINST     ABSTAIN

1.   To  approve   the   Agreement   and  Plan  of    0         0           0
     Reorganization  and  Liquidation  between the
     Fund  and the  Money  Market  Portfolio  ("MM
     DIF")  of  the  Daily  Income   Fund,   which
     contemplates   the  transfer  to  MM  DIF  of
     substantially all the assets and liabilities of the Fund in exchange for shares of MM DIF and the distribution of such shares to the shareholders of the Fund the liquidation and dissolution of the Fund, and the termination of the Cortland Trust, Inc.'s registration under the Investment Company Act of 1940, as amended; and


2.   To  transact  such  other   business  as  may
     properly come before the meeting.






  THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON THE OTHER SIDE. IF YOU
          VOTE BY TELEPHONE OR INTERNET, PLEASE DO NOT MAIL YOUR CARD.

                                                                             CT1

              PROXY TABULATOR
              P.O. BOX 9112
              FARMINGDALE, NY 11735



                  To vote by Internet

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Go to Website www.proxyweb.com
                  3 )  Follow the instructions provided on the website.



                  To vote by Telephone

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Call 1-888-221-0697
                  3 )  Follow the instructions.



                  To vote by Mail

                  1 )  Read the Proxy Statement.
                  2 ) Check the appropriate boxes on the proxy card below. 3 ) Sign and date the proxy card.
                  4 )  Return the proxy card in the envelope provided.



                     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
                              SPECIAL MEETING OF SHAREHOLDERS - NOVEMBER 5, 2007

Cortland Trust, Inc.
U.S. Government Fund (the "Fund")
  The undersigned shareholder(s), revoking previous proxies, hereby appoint(s) Richard De Sanctis and Chris Gill, and each of them (with full power of substitution), the proxies of the undersigned to attend the Meeting of Shareholders of the Fund to be held on November 5, 2007, at the offices of Reich & Tang Funds, 600 Fifth Avenue - 8th Floor, New York, New York, at 9:00 a.m., Eastern Standard time, and any adjournments thereof (the "Meeting"), and to vote all of the shares of the Funds that the undersigned would be entitled to vote at the Meeting upon the proposals set forth herein, as more fully disclosed in the proxy statement for the Meeting with respect to the Fund and upon any other matter that may properly come before the Meeting, in their discretion. This proxy, when properly executed, will be voted in the manner directed herein by the undersigned.

  The undersigned acknowledges receipt of Proxy Statement. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND AND WILL BE VOTED "FOR" THE PROPOSALS LISTED ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED. THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE PROPOSALS LISTED ON THE REVERSE SIDE.


                                           EVERY SHAREHOLDER'S VOTE IS IMPORTANT
                                                    PLEASE VOTE YOUR PROXY TODAY

                                                      Date __________________


                             ---------------------------------------------------
                             |                                                 |
                             |                                                 |
                             ---------------------------------------------------
                             Signature(s) (Joint owners)       (Sign in the Box)
                             Please print and sign exactly as your name(s) appear(s) on this card to authorize the voting of your shares. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person. For joint accounts, each joint owner must sign.

   Please fill in box(es) as shown using black or blue ink or number 2 pencil. X PLEASE DO NOT USE FINE POINT PENS.







                                                     FOR     AGAINST     ABSTAIN

1.   To  approve   the   Agreement   and  Plan  of    0         0           0
     Reorganization  and  Liquidation  between the
     Fund and the U.S. Government  Portfolio ("GOV
     DIF")  of  the  Daily  Income   Fund,   which
     contemplates the transfer to GOV DIF of substantially all the assets and liabilities of the Fund in exchange for shares of GOV DIF and the distribution of such shares to the shareholders of the Fund the liquidation and dissolution of the Fund, and the termination of the Cortland Trust, Inc.'s registration under the Investment Company Act of 1940, as amended; and



2.   To  transact  such  other   business  as  may
     properly come before the meeting.




 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON THE OTHER SIDE. IF YOU
          VOTE BY TELEPHONE OR INTERNET, PLEASE DO NOT MAIL YOUR CARD.



                                                                             CT2

              PROXY TABULATOR
              P.O. BOX 9112
              FARMINGDALE, NY 11735



                  To vote by Internet

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Go to Website www.proxyweb.com
                  3 )  Follow the instructions provided on the website.



                  To vote by Telephone

                  1 ) Read the Proxy Statement and have the proxy card below at hand.
                  2 )  Call 1-888-221-0697
                  3 )  Follow the instructions.



                  To vote by Mail

                  1 )  Read the Proxy Statement.
                  2 ) Check the appropriate boxes on the proxy card below. 3 ) Sign and date the proxy card.
                  4 )  Return the proxy card in the envelope provided.

                     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF
                     DIRECTORS
                                   SPECIAL MEETING OF SHAREHOLDERS - NOVEMBER 5, 2007

Cortland Trust, Inc.
Municipal Money Market Fund (the "Fund")
  The undersigned shareholder(s), revoking previous proxies, hereby appoint(s) Richard De Sanctis and Chris Gill, and each of them (with full power of substitution), the proxies of the undersigned to attend the Meeting of Shareholders of the Fund to be held on November 5, 2007, at the offices of Reich & Tang Funds, 600 Fifth Avenue - 8th Floor, New York, New York, at 9:00 a.m., Eastern Standard time, and any adjournments thereof (the "Meeting"), and to vote all of the shares of the Funds that the undersigned would be entitled to vote at the Meeting upon the proposals set forth herein, as more fully disclosed in the proxy statement for the Meeting with respect to the Fund and upon any other matter that may properly come before the Meeting, in their discretion. This proxy, when properly executed, will be voted in the manner directed herein by the undersigned.

  The undersigned acknowledges receipt of Proxy Statement. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE FUND AND WILL BE VOTED "FOR" THE PROPOSALS LISTED ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED. THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE PROPOSALS LISTED ON THE REVERSE SIDE.


                                           EVERY SHAREHOLDER'S VOTE IS IMPORTANT
                                                    PLEASE VOTE YOUR PROXY TODAY

                                                      Date __________________


                             ---------------------------------------------------
                             |                                                 |
                             |                                                 |
                             ---------------------------------------------------
                             Signature(s) (Joint owners)       (Sign in the Box)
                             Please print and sign exactly as your name(s) appear(s) on this card to authorize the voting of your shares. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person. For joint accounts, each joint owner must sign.

   Please fill in box(es) as shown using black or blue ink or number 2 pencil. X PLEASE DO NOT USE FINE POINT PENS.







                                                     FOR     AGAINST     ABSTAIN


1.   To  approve   the   Agreement   and  Plan  of    0         0           0
     Reorganization  and  Liquidation  between the
     Fund and the Municipal Portfolio ("MUNI DIF")
     of the Daily Income Fund, which  contemplates
     the transfer to MUNI DIF of substantially all
     the  assets  and  liabilities  of the Fund in
     exchange  for  shares  of  MUNI  DIF  and the
     distribution    of   such   shares   to   the
     shareholders of the Fund, the liquidation and dissolution of the Fund, and the termination of the Cortland Trust, Inc.'s registration under the Investment Company Act of 1940, as amended; and

2.   To  transact  such  other   business  as  may
     properly come before the meeting.




 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON THE OTHER SIDE. IF YOU
          VOTE BY TELEPHONE OR INTERNET, PLEASE DO NOT MAIL YOUR CARD.



                                                                             CT3

                                     PART C
                                OTHER INFORMATION

Item 15.       Indemnification

        The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5.

Item 16. Exhibits

        (1) Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

        (1.a) Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (2) Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

        (3)    Not applicable.

        (4) Agreements and Plans of Reorganization and Liquidation are filed herewith as Exhibits A, B and C of this N-14.

        (5)    Not applicable.

        (6) Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

        (6.a) Amendment to the Investment Management Contract dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on August 2, 2006, and incorporated herein by reference.

        (7) Form of Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (7.a) Distribution Agreement (relating to the Advantage Class Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (7.b) Distribution Agreement (relating to the money market Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (8)    Not applicable.

        (9) Custody Agreement between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on July 28, 2006, and incorporated herein by reference.

        (9.a) Amendment to the Custody Agreement dated October 16, 2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (9.b) Amendment to Schedule I of the Custody agreement dated April 25, 2007, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (10) Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006 and May 22, 2007 pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (10.a) Distribution and Service Plan (relating to the Advantage Class
               Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (10.b) Distribution and Service Plan (relating to the money market
               Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (10.c) Distribution Agreements between the Registrant and Reich & Tang
               Distributors, Inc. (see Exhibit 7 - 7.b)

        (10.d) Form of Amended and Restated Shareholder Servicing Agreement dated October 30, 2000, as amended and restated on July 20, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (10.e) Shareholder Servicing Agreement (relating to the Advantage Class
               Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (10.f) Shareholder Servicing Agreement (relating to the money market
               Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

        (11) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding the validity of the shares to be issued is filed herewith.

        (12) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding certain tax matters is filed herewith.

        (13) Administrative Services Agreement dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

        (13.a) Amendment to the Administrative Services Agreement dated July 20,
               2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on August 2, 2006, and incorporated herein by reference.

        (13.b) Transfer Agency Agreement and Addendum to the Transfer Agency
               Agreement between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.

        (13.c) Fund Accounting Agreement between the Registrant and The Bank of
               New York filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

        (13.d) Amendment to the Fund Accounting Agreement dated October 16,
               2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (13.e) Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

        (13.f) Amendment to the Cash Management Agreement and Related Services
               Agreement dated October 16, 2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (13.g) Form of Amended and Restated Expense Limitation Agreement dated
               May 22, 2007 among the Registrant, on behalf of the Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Short Term Income Shares Class, Retail Class and Pinnacle Class filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (14) Consent of Independent Registered Public Accounting Firm is filed herewith.

        (15)   Not applicable.

        (16) Powers of Attorney for Edward A. Kuczmarski, Albert R. Dowden, Carl Frischling, William Lerner, James L. Schultz, Dr. W. Giles Mellon, Dr. Yung Wong and Robert Straniere filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.

        (17) Amendment No. 12 to Rule 18f-3 Multi-Class Plan filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

        (17.a) Form of Proxy ballots for the Cortland Trust, Inc. is filed herewith.

        (17.b) Prospectus and Statement of Additional Information for the Daily
               Income Fund filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.

        (17.c) Prospectus and Statement of Additional Information for the
               Cortland Trust, Inc. filed with Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.

        (17.d) Audited Financial Statements for the fiscal year ended March 31,
               2007, for the Daily Income Fund, filed with the Annual Report on Form N-CSR on June 8, 2007, and incorporated herein by reference.

        (17.e) Audited Financial Statements for the fiscal year ended March 31,
               2007, for the Cortland Trust, Inc., filed with the Annual Report on Form N-CSR on June 6, 2007, and incorporated herein by reference.

Item 17.       Undertakings

 (1) The undersigned agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 13th day of September, 2007.




                                            DAILY INCOME FUND




                                            By:    /s/ Steven W. Duff
                                                   -----------------------------
                                                   Steven W. Duff
                                                   President

               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

        SIGNATURE                                  TITLE                               DATE
        ---------                                  -----                               ----
(1)     Principal Executive Officer

        /s/ Steven W. Duff                         President                  September 13, 2007
        -----------------------------
        Steven W. Duff

(2)     Principal Financial and
        Accounting Officer

        /s/ Anthony Pace                           Treasurer                  September 13, 2007
        -----------------------------
        Anthony Pace

(3)     Board of Trustees

        /s/ Steven W. Duff                         Trustee                    September 13, 2007
        -----------------------------
        Steven W. Duff

        Albert R. Dowden*                          Trustee
        Carl Frischling*                           Trustee
        Dr. W. Giles Mellon*                       Trustee
        Dr. Yung Wong*                             Trustee
        Robert Straniere*                          Trustee
        Edward A. Kuczmarski*                      Trustee
        William Lerner*                            Trustee
        James L. Schultz*                          Trustee

        By: /s/ Anthony Pace                                                  September 13, 2007
           ----------------------------------------
           Anthony Pace
           Attorney-in-Fact*

*Powers of Attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.